As filed with the U.S. Securities and Exchange Commission on August 9, 2012

File Nos. 333-92935 and 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 755	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 755	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	P. JAY SPINOLA, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

, 2012

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

2012 Prospectus

iShares Australian Dollar Cash Rate Fund

iShares British Pound Cash Rate Fund

iShares Canadian Dollar Cash Rate Fund

iShares Chinese Offshore Renminbi Cash Rate Fund

iShares Euro Cash Rate Fund

iShares Japanese Yen Cash Rate Fund

iShares Mexican Peso Cash Rate Fund

iShares New Zealand Dollar Cash Rate Fund

iShares Norwegian Krone Cash Rate Fund

iShares Singapore Dollar Cash Rate Fund

iShares Swedish Krona Cash Rate Fund

iShares Swiss Franc Cash Rate Fund

iShares Thai Offshore Baht Cash Rate Fund

iShares Turkish Lira Cash Rate Fund

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

i

iSHARES® AUSTRALIAN DOLLAR CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Australian Dollar Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Australian dollar against the United States dollar and (ii) the yield of the Australian dollar, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Australian dollars.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Australian dollar (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Australian dollar reflecting: (i) the increase or decrease in the exchange rate of the Australian dollar against the United States dollar and (ii) the yield of the Australian dollar, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Australian dollar. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Australian dollar from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Australian dollar. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Australian dollar.

Commodity Exposure Risk. The Australian economy is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Australian economy.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Australian dollar. As a result, the value of the Fund will be subject to changes in the exchange rate between the Australian dollar and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Australia. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Australian dollar against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Australian dollar). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Australia and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in Australia.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Australian dollar, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Australian dollar, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Australian dollar and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Australian dollar is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Australian dollar. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Australian dollar.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to U.S. Economic Risk and Australasian Economic Risk.

Risk of Investing in Australia. The Fund’s investment exposure to the Australian dollar will subject the Fund to economic risks specific to Australia. By making investments designed to produce the return of an investment in the Australian dollar, the Fund will be subject to regulatory, political, currency, security, and economic risks specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners. Any reduction in this trading may cause an adverse impact on the Australian economy. As result, such risks may adversely affect the value of the Fund’s investments.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Australian dollar relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Australian dollar, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue or redeem shares only in aggregations equal to or greater than            shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the

Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® BRITISH POUND CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares British Pound Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the British pound sterling against the United States dollar and (ii) the yield of the British pound sterling, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in British pounds sterling.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the British pound sterling (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the British pound sterling, reflecting: (i) the increase or decrease in the exchange rate of the British pound sterling against the United States dollar and (ii) the yield of the British pound sterling, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the British pound sterling. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities municipal variable rate demand notes, corporate and commercial debt instruments and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments, and bank notes and similar demand deposits denominated in the British pound sterling from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the British pound sterling. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any benchmark. Instead, the Fund will seek to replicate the daily return of the British pound sterling.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the British pound sterling. As a result, the value of the Fund will be subject to changes in the exchange rate between the British pound sterling and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in the United Kingdom. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the British pound sterling against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the British pound sterling). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in the United Kingdom and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in the United Kingdom.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the British pound sterling, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the British pound sterling, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the British pound sterling and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the British pound sterling is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the British pound sterling. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the British pound sterling.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in the United Kingdom. The Fund’s investment exposure to British pounds sterling will subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. The British economy, along with certain other European economies, experienced a significant economic slowdown during the recent financial crisis; certain British financial institutions were severely under-capitalized and required government intervention to survive.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the British pound sterling relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same British pound sterling, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue or redeem shares only in aggregations equal to or greater than              shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® CANADIAN DOLLAR FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Canadian Dollar Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Canadian dollar against the United States dollar and (ii) the yield of the Canadian dollar, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Canadian dollars.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Canadian dollar (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Canadian dollar, reflecting: (i) the increase or decrease in the exchange rate of the Canadian dollar against the United States dollar and (ii) the yield of the Canadian dollar, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Canadian dollar. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Canadian dollar from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization(NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Canadian dollar. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform a particular benchmark. Instead, the Fund will seek to replicate the daily return of the Canadian dollar.

Commodity Exposure Risk. The Canadian economy is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Canadian economy.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Canadian dollar. As a result, the value of the Fund will be subject to changes in the exchange rate between the Canadian dollar and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Canada. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Canadian dollar against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Canadian dollar). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Canada and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in Canada.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Canadian dollar, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Canadian dollar, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Canadian dollar and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Canadian dollar is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Canadian dollar. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Canadian dollar.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

Risk of Investing in Canada. The Fund’s investment exposure to the Canadian dollar will subject the Fund to economic risks specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, European Union countries and China. As a result, the Canadian economy is significantly affected by developments in the economies of these countries.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Canadian dollar relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Canadian dollar, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue or redeem shares only in aggregations equal to or greater than              shares (the Fund’s “Minimum Subscription Size”) to authorized participants ( each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® CHINESE OFFSHORE RENMINBI CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Chinese Offshore Renminbi Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Chinese offshore renminbi against the United States dollar and (ii) the yield of the Chinese offshore renminbi, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Chinese offshore renminbi.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Chinese offshore renminbi (against delivery of the United States dollar). The Chinese offshore renminbi trades in Hong Kong and other markets outside mainland China. The offshore renminbi is also known as the “offshore yuan.” The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Chinese offshore renminbi, reflecting: (i) the increase or decrease in the exchange rate of the Chinese offshore renminbi against the United States dollar and (ii) the yield of the Chinese offshore renminbi, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Chinese offshore renminbi. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Chinese offshore renminbi from time to time when BFA believes these securities may help the Fund to achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Chines offshore renminbi. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Chinese offshore renminbi.

Commodity Exposure Risk. The Chinese economy is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Chinese economy.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Chinese offshore renminbi. As a result, the value of the Fund will be subject to changes in the exchange rate between the Chinese offshore renminbi and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in China. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Chinese offshore renminbi against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Chinese offshore renminbi). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in China and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Emerging Markets Risk. The Fund’s investment in the Chinese offshore renminbi generally will be subject to a greater risk of loss than investments in the currencies of more developed countries. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Political risks of emerging markets may include unstable governments, nationalization, restrictions on foreign ownership and investment, laws preventing repatriation of assets and legal systems that do not adequately protect property rights. Market risks include government intervention in securities or currency markets.

Geographic Risk. A natural or other disaster could occur in China.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government,

which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Chinese offshore renminbi, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by another party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Chinese offshore renminbi, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Chinese offshore renminbi and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Chinese offshore renminbi is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Chinese offshore renminbi. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Chinese offshore renminbi.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Risk of Investing in China. The Fund’s investment exposure to the Chinese offshore renminbi will subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China.

However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, corruption, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Chinese offshore renminbi relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Chines offshore renminbi, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio

Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue or redeem shares only in aggregations equal to or greater than              shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® EURO CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Euro Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the euro against the United States dollar and (ii) the yield of the euro, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in euros.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the euro (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the euro, reflecting: (i) the increase or decrease in the exchange rate of the euro against the United States dollar and (ii) the yield of the euro, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the euro. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments, and bank notes and similar demand deposits denominated in the euro from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the euro. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the euro.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the euro. As a result, the value of the Fund will be subject to changes in the exchange rate between the euro and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Europe. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the euro against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the euro). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Europe and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

European Economic Risk. The Fund’s investment exposure to the euro will subject the Fund to economic risks specific to Europe. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about economic downturns in, or rising government debt levels of, several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the euro, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the euro, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the euro and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the euro is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the euro. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the euro.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Asian Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the euro relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same euro, which may differ from the price used by the Fund to calculate its NAV.

Yield Risk. The Fund’s yield is designed to reflect the overnight cash rate of the euro, less Fund operating expenses. The overnight cash rate of the euro may from time to time be very low, zero or negative. When the overnight cash rate of the euro is lower than the Fund’s operating expenses, the Fund will experience a “negative yield,” or daily loss, before taking into account the effect of currency movements. If the Fund has a negative yield, it will lose money absent positive currency movements. There is no guarantee that the Fund will experience positive currency movements to offset losses from a negative yield.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a

premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than              shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® JAPANESE YEN CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Japanese Yen Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Japanese yen against the United States dollar and (ii) the yield of the Japanese yen, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Japanese yen.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Japanese yen (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of Japanese yen, reflecting: (i) the increase or decrease in the exchange rate of the Japanese yen against the United States dollar and (ii) the yield of the Japanese yen, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Japanese yen. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments, and bank notes and similar demand deposits denominated in the Japanese yen from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Japanese yen. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Japanese yen.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Japanese yen. As a result, the value of the Fund will be subject to changes in the exchange rate between the Japanese yen and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Japan. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Japanese yen against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Japanese yen). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Japan and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in Japan.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Japanese yen, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Japanese yen, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Japanese yen and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell Japanese yen is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Japanese yen. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Japanese yen.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in Japan. The Fund’s investment exposure to the Japanese yen will subject the Fund to economic risks specific to Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on the Japanese yen.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Japanese yen relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Japanese yen, which may differ from the price used by the Fund to calculate its NAV.

Yield Risk. The Fund’s yield is designed to reflect the overnight cash rate of the Japanese yen, less Fund operating expenses. The overnight cash rate of the Japanese yen may from time to time be very low, zero or negative. When the overnight cash rate of the Japanese yen is lower than the Fund’s operating expenses, the Fund will experience a “negative yield,” or daily loss, before taking into account the effect of currency movements. If the Fund has a negative yield, it will lose money absent positive currency movements. There is no guarantee that the Fund will experience positive currency movements to offset losses from a negative yield.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than             shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® MEXICAN PESO CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Mexican Peso Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Mexican peso against the United States dollar and (ii) the yield of the Mexican peso, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Mexican pesos.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Mexican peso (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Mexican peso, reflecting: (i) the increase or decrease in the exchange rate of the Mexican peso against the United States dollar and (ii) the yield of the Mexican peso, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Mexican peso. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments and bank notes, and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Mexican peso from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Mexican peso. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Mexican peso.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Mexican peso. As a result, the value of the Fund will be subject to changes in the exchange rate between the Mexican peso and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Mexico. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Mexican peso against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Mexican peso). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Mexico and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Emerging Markets Risk. The Fund’s investment in the Mexican peso generally will be subject to a greater risk of loss than investments in the currencies of more developed countries. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Political risks of emerging markets may include unstable governments, nationalization, restrictions on foreign ownership and investment, laws preventing repatriation of assets and legal systems that do not adequately protect property rights. Market risks include government intervention in securities or currency markets.

Geographic Risk. A natural or other disaster could occur in Mexico.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Mexican peso, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Mexican peso, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Mexican peso and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Mexican peso is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Mexican peso. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Mexican peso.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Central and South American Economic Risk and North American Economic Risk.

Risk of Investing in Mexico. The Fund’s investment exposure to the Mexican peso will subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Mexico. Among other things, Mexico’s economy is heavily dependent on trading relationships with certain key trading partners, including the United States and certain Latin American countries. Reduction in spending on Mexican products and services, or economic or other changes in the United States or certain Latin American countries, trade regulations or currency exchange rates may have an adverse impact on the Mexican economy. As result, such risks may adversely affect the value of the Mexican peso.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Mexican peso relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Mexican peso, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than             shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® NEW ZEALAND DOLLAR CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares New Zealand Dollar Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the New Zealand dollar against the United States dollar and (ii) the yield of the New Zealand dollar, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in New Zealand dollars.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the New Zealand dollar (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the New Zealand dollar, reflecting: (i) the increase or decrease in the exchange rate of the New Zealand dollar against the United States dollar and (ii) the yield of the New Zealand dollar, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the New Zealand dollar. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the New Zealand dollar from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the New Zealand dollar. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the New Zealand dollar.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the New Zealand dollar. As a result, the value of the Fund will be subject to changes in the exchange rate between the New Zealand dollar and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in New Zealand. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the New Zealand dollar against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the New Zealand dollar). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in New Zealand and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in New Zealand.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the New Zealand dollar, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the New Zealand dollar, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the New Zealand dollar and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the New Zealand dollar is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the New Zealand dollar. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the New Zealand dollar.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Asian Economic Risk, Australasian Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in New Zealand. The Fund’s investment exposure to the New Zealand dollar will subject the Fund to regulatory, political, currency, and economic risks specific to New Zealand. The New Zealand economy is heavily dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products. New Zealand is also dependent on trade with key trading partners; a reduction in such trade may cause an adverse impact on its economy. As a result, such risks, among others, may adversely affect the value of the Fund.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the New Zealand dollar relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same New Zealand dollar, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than            shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® NORWEGIAN KRONE CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Norwegian Krone Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Norwegian krone against the United States dollar and (ii) the yield of the Norwegian krone, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Norwegian kroner.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Norwegian krone (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Norwegian krone, reflecting: (i) the increase or decrease in the exchange rate of the Norwegian krone against the United States dollar and (ii) the yield of the Norwegian krone, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Norwegian krone. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Norwegian krone from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Norwegian krone. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Norwegian krone.

Commodity Exposure Risk. The Norwegian economy is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Norwegian economy.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Norwegian krone. As a result, the value of the Fund will be subject to changes in the exchange rate between the Norwegian krone and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Norway. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Norwegian krone against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Norwegian krone). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Norway and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in Norway.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Norwegian krone, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of its benchmark currency, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Norwegian krone and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Norwegian krone is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Norwegian krone. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Norwegian krone.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in Norway. The Fund’s investment exposure to the Norwegian krone will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Norway. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations in oil and gas prices. The high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments. In recent years, labor costs in Norway have increased faster than those of its major trading partners, eroding industrial competitiveness.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Norwegian krone relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Norwegian krone, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than            shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® SINGAPORE DOLLAR CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Singapore Dollar Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects (i): the increase or decrease in the exchange rate of the Singapore dollar against the United States dollar and (ii) the yield of the Singapore dollar, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Singapore dollars.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Singapore dollar (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Singapore dollar, reflecting: (i) the increase or decrease in the exchange rate of the Singapore dollar against the United States dollar and (ii) the yield of the Singapore dollar, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Singapore dollar. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Singapore dollar from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Singapore dollar. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Singapore dollar.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Singapore dollar. As a result, the value of the Fund will be subject to changes in the exchange rate between the Singapore dollar and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Singapore. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Singapore dollar against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Singapore dollar). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Singapore and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in Singapore.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Singapore dollar, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Singapore dollar, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Singapore dollar and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Singapore dollar is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Singapore dollar. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Singapore dollar.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Australasian Economic Risk, Asian Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in Singapore. The Fund’s investment exposure to the Singapore dollar will subject the Fund to the legal, regulatory, political and economic risks that are specific to Singapore. In addition, political and economic developments of Singapore’s neighbors may have an adverse effect on Singapore’s economy. As a result, such risks may adversely affect the value of the Fund.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Singapore dollar relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Singapore dollar, which may differ from the price used by the Fund to calculate its NAV.

Yield Risk. The Fund’s yield is designed to reflect the overnight cash rate of the Singapore dollar, less Fund operating expenses. The overnight cash rate of the Singapore dollar may from time to time be very low, zero or negative. When the overnight cash rate of the Singapore dollar is lower than the Fund’s operating expenses, the Fund will experience a “negative yield,” or daily loss, before taking into account the effect of currency movements. If the Fund has a negative yield, it will lose money absent positive currency movements. There is no guarantee that the Fund will experience positive currency movements to offset losses from a negative yield.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than            shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® SWEDISH KRONA CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Swedish Krona Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects (i): the increase or decrease in the exchange rate of the Swedish krona against the United States dollar and (ii) the yield of the Swedish krona, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Swedish kronor.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Swedish krona (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Swedish krona, reflecting: (i) the increase or decrease in the exchange rate of the Swedish krona against the United States dollar and (ii) the yield of the Swedish krona, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Swedish krona. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Swedish krona from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Swedish krona. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Swedish krona.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Swedish krona. As a result, the value of the Fund will be subject to changes in the exchange rate between the Swedish krona and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Sweden. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Swedish krona against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Swedish krona). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Sweden and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in Sweden.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Swedish krona, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Swedish krona, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Swedish krona and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Swedish Krona is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Swedish krona. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Swedish krona.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to European Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in Sweden. The Fund’s investment exposure to the Swedish krona will subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Sweden. Sweden has a highly developed welfare system and over 70% of its workforce is unionized. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Swedish krona relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Swedish krona, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than            shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® SWISS FRANC CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Swiss Franc Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Swiss franc against the United States dollar and (ii) the yield of the Swiss franc, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Swiss francs.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Swiss franc (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Swiss franc, reflecting: (i) the increase or decrease in the exchange rate of the Swiss franc against the United States dollar and (ii) the yield of the Swiss franc, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Swiss franc. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Swiss franc from time to time when BFA believes these securities may help the Fund to achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Swiss franc. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Swiss franc.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Swiss franc. As a result, the value of the Fund will be subject to changes in the exchange rate between the Swiss franc and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Switzerland. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Swiss franc against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Swiss franc). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Switzerland and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Geographic Risk. A natural or other disaster could occur in Switzerland.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Swiss franc, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Swiss franc, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Swiss franc and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Swiss franc is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Swiss franc. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Swiss franc.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in Switzerland. The Fund’s investment exposure to the Swiss franc will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. Switzerland’s economy relies heavily on its banking sector. The Swiss economy also relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth mirrors slowdowns and growth spurts experienced in other countries, including the United States and certain Western European countries. A prolonged economic slowdown in these countries is likely to have a negative impact on the Swiss economy and the Swiss franc.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Swiss franc relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Swiss franc, which may differ from the price used by the Fund to calculate its NAV.

Yield Risk. The Fund’s yield is designed to reflect the overnight cash rate of the Swiss franc, less Fund operating expenses. The overnight cash rate of the Swiss franc may from time to time be very low, zero or negative. When the overnight cash rate of the Swiss franc is lower than the Fund’s operating expenses, the Fund will experience a “negative yield,” or daily loss, before taking into account the effect of currency movements. If the Fund has a negative yield, it will lose money absent positive currency movements. There is no guarantee that the Fund will experience positive currency movements to offset losses from a negative yield.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than              shares (the Fund’s

“Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® THAI OFFSHORE BAHT CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Thai Offshore Baht Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects (i): the increase or decrease in the exchange rate of the offshore Thai baht against the United States dollar and (ii) the yield of the offshore Thai baht, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in offshore Thai bahts.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the offshore Thai baht (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the offshore Thai baht, reflecting: (i) the increase or decrease in the exchange rate of the offshore Thai baht against the United States dollar and (ii) the yield of the offshore Thai baht, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the offshore Thai baht. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments and bank notes and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments, and bank notes and similar demand deposits denominated in the offshore Thai baht from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the offshore Thai baht. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the offshore Thai baht.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the offshore Thai baht. As a result, the value of the Fund will be subject to changes in the exchange rate between the offshore Thai baht and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Thailand. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the offshore Thai baht against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the offshore Thai baht). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Thailand and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Emerging Markets Risk. The Fund’s investment in the offshore Thai baht generally will be subject to a greater risk of loss than investments in the currencies of more developed countries. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Political risks of emerging markets may include unstable governments, nationalization, restrictions on foreign ownership and investment, laws preventing repatriation of assets and legal systems that do not adequately protect property rights. Market risks include government intervention in securities or currency markets.

Geographic Risk. A natural or other disaster could occur in Thailand.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the offshore Thai baht, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of its benchmark currency, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the offshore Thai baht and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the offshore Thai baht is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the offshore Thai baht. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the offshore Thai baht.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Risk of Investing in Thailand. The Fund’s investment exposure to the offshore Thai baht will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Thailand. Among other things, Thailand’s economy is heavily dependent on trading relationships with certain key trading partners, including the United States, China, Japan and other Asian countries; a reduction in such trade may cause an adverse impact on its economy. As a result, such risks may adversely affect the value of the Fund.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the offshore Thai baht relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same offshore Thai baht, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than            shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

iSHARES® TURKISH LIRA CASH RATE FUND

Ticker:	Stock Exchange:

Investment Objective

The iShares Turkish Lira Cash Rate Fund (the “Fund”) seeks to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of the Turkish lira against the United States dollar and (ii) the yield of the Turkish lira, minus the Fund’s fees and expenses. The Fund also seeks to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in Turkish lira.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus (the “Prospectus”), Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to other investment companies during the current fiscal year.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	%	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$	$

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the Turkish lira (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Turkish lira, reflecting: (i) the increase or decrease in the exchange rate of the Turkish lira against the United States dollar and (ii) the yield of the Turkish lira, minus the Fund’s fees and expenses.

The Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of the Turkish lira. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments and bank notes, and similar demand deposits. The Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in the Turkish lira from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by the Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. In addition, the Fund’s yield may not reflect the yield of the Turkish lira. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index fund. However, unlike many actively managed funds, the Fund will not seek to outperform any particular benchmark. Instead, the Fund will seek to replicate the daily return of the Turkish lira.

Concentration Risk. The Fund seeks to expose 100% of its net assets to the return of the Turkish lira. As a result, the value of the Fund will be subject to changes in the exchange rate between the Turkish lira and the United States dollar, and the value of Fund shares will be negatively affected by adverse social, political, and economic conditions in Turkey. In addition, to the extent that the Fund’s investments are concentrated in a particular short-term security, the Fund will be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The Fund may suffer significant losses if one or more counterparties fail to perform their obligations under spot foreign exchange currency contracts entered into by the Fund.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. The price of Fund shares will fluctuate as a result of fluctuations in the exchange rate of the Turkish lira against the United States dollar. In general, the value of the Fund’s assets will fall when the value of the United States dollar rises (i.e., when the United States dollar increases in purchasing power relative to the Turkish lira). Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in Turkey and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Emerging Markets Risk. The Fund’s investment in its base currency generally will be subject to a greater risk of loss than investments in the currencies of more developed countries. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Political risks of emerging markets may include unstable governments, nationalization, restrictions on foreign ownership and investment, laws preventing repatriation of assets and legal systems that do not adequately protect property rights. Market risks include government intervention in securities or currency markets.

Geographic Risk. A natural or other disaster could occur in Turkey.

Government Debt Risk. The Fund may invest in securities issued by or guaranteed by a sovereign government, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities may fall when interest rates rise. In general, the market price of debt securities with longer maturities will fluctuate more, in response to changes in interest rates, than the market price of shorter term securities.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and those securities or other financial instruments selected by BFA may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short- or long-term periods due to fluctuations in the value of the Turkish lira, short-term debt securities or other investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the subscription/redemption process of the Fund. The Fund will execute subscription and redemption transactions on an electronic communications network (“ECN”) operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, and its focus on the return of the Turkish lira, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at a premium or discount to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities or financial instruments issued by or representing a small number of issuers. As a result, a Fund’s performance may depend on the performance of a small number of issuers. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between the Turkish lira and the United States dollar.

Offshore Investor Risk. Investors, such as the Fund, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment, exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for the Fund to gain exposure to the currency markets. If the Fund’s ability to enter into contracts to purchase or sell the Turkish lira is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Turkish lira. Portfolio turnover risk may increase transaction costs and reduce Fund performance or cause the Fund’s return to deviate from the return of the Turkish lira.

Redemption-in-Cash Risk. Unlike most ETFs, the Fund generally does not make in-kind redemptions. The Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if the Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The Fund’s performance will be impacted by the economic developments of a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Risk of Investing in Turkey. The Fund’s investment exposure to the Turkish lira may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Turkey. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. As a result, such risks, among others may negatively affect the Turkish economy and the Turkish lira.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Fund from achieving its investment objectives.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price the Fund could receive for a security or financial instrument may differ from the Fund’s valuation of the security or financial instrument; particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities and financial instruments in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for the Turkish lira relative to the United States dollar. As a result, the prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same Turkish lira, which may differ from the price used by the Fund to calculate its NAV.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Cindy Bernhardt and Michael Evan (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Ms. Bernhardt and Mr. Evan have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares in aggregations equal to or greater than              shares (the Fund’s “Minimum Subscription Size”) to authorized participants (each, an “Authorized Participant”) who have entered into agreements with the Fund’s distributor. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. The Fund generally will issue or redeem shares only to an Authorized Participant in return for a specified amount of cash.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”). Because the Fund invests primarily in spot foreign exchange currency contracts and short-term debt securities, it is unlikely to produce long-term capital gains.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Funds

Additional Information on Principal Investment Strategies. Each Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the foreign currency identified in the Fund’s name (the “FX Base Currency”) against delivery of the United States dollar. The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Fund’s FX Base Currency, reflecting: (i) the increase or decrease in the exchange rate of the FX Base Currency against the United States dollar and (ii) the yield of the FX Base Currency, minus the Fund’s fees and expenses.

Each Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of its FX Base Currency. The short-term securities held by the Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the United States government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes, and similar demand deposits. Each Fund’s assets also may be invested in short-term debt instruments and bank notes, and similar demand deposits denominated in its FX Base Currency from time to time when BFA believes these securities may help the Fund achieve its investment objective. All short-term debt securities acquired by a Fund will be rated investment grade by at least one NRSRO or, if unrated, deemed by BFA to be of equivalent quality. The Funds may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

The Funds generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. The Funds will not purchase any security with a remaining maturity of more than 397 calendar days.

Generally, each spot foreign exchange currency contract entered into by a Fund will require the Fund to purchase from a foreign exchange dealer selected by BFA (“FX Counterparty”), at a specified purchase price expressed in United States dollars, a specified amount of the Fund’s FX Base Currency. Each Fund will enter into spot foreign exchange currency contracts only in the Fund’s FX Base Currency and mainly for the purpose of taking long positions in the FX Base Currency. Because the spot foreign exchange currency contracts entered into by the Funds are spot transactions, in order to maintain exposure to its FX Base Currency, each Fund will continuously enter into new spot foreign exchange currency contracts by “rolling” existing positions in a Fund’s FX Base Currency. The Fund rolls a currency contract by entering into two simultaneous trades that result in the same open long position of the FX Base Currency with the settlement date extended by one business day. The first transaction is an offsetting transaction to the original position for the same notional amount and same settlement date. This offsetting transaction may cause a Fund to realize a gain or loss on the transaction. The second transaction is for the same notional amount as the original position with the settlement date extended by one business day. Where there is an interest rate differential in the overnight “risk free” rate between the FX Base Currency and the United States dollar, there will be a difference in price between the two trades of the roll transaction. This difference represents the difference in benchmark overnight interest rates between the two currencies in the position (i.e., one day of “carry” or “cost of carry”).

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Each Fund will provide shareholders 60 days prior notice of any change to this policy for the Fund.

The Funds’ portfolio holdings will be disclosed on its website daily after the close of trading on the listing exchange and prior to the opening of trading on the exchange the following day.

A Further Discussion of Principal Risks

Each Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Funds, and the Funds could underperform other investments.

Asian Structural Risk. Certain Asian countries are subject to a considerable degree of economic, political and social instability, which could adversely affect investments in the Fund:

Asian Economic Risk. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant effect on the entire Asian region and on some or all of the economies within Asia. Some Asian economies may have underdeveloped financial markets and a general lack of regulatory transparency.

Government Control and Regulations. Governments of many Asian countries have implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in their economies, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive in many Asian countries and may restrict foreign ownership of domestic corporations and repatriation of assets, which may adversely affect investments in a Fund.

Political and Social Risk. Governments in some Asian countries are authoritarian in nature, have been installed or removed as a result of military coups or have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection have led to social turmoil, violence and labor unrest in some countries. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.

Expropriation Risk. Investing in certain Asian countries involves risk of loss due to expropriation, nationalization, or confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Australasian Economic Risk. The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Because the economies of Australasia are dependent on the economies of Asia, Europe and the United States as key trading partners and investors, reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.

Central and South American Economic Risk. The economies of certain Central and South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on the economies of other countries of this region.

Commodity Exposure Risk. Certain economies may be adversely affected by changes or trends in commodity prices. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, changes in interest rates and monetary and other governmental policies, action and inaction.

Concentration Risk. Each Fund invests in a single FX Base Currency and generally will make investments for purposes of gaining investment exposure to that FX Base Currency. As a result, to the extent that a Fund’s investments are concentrated in a particular currency, the Fund may be susceptible to loss due to adverse occurrences affecting that currency, or country or region in which that currency is used, including the social, political, and economic conditions affecting the country or region. In addition, to the extent that a Fund’s investments are concentrated in a particular short-term security, the Fund may be susceptible to loss due to adverse occurrences affecting that security or the debt markets in general.

Counterparty Risk. The foreign currency markets in which a Fund effects its transactions are over-the-counter or “interdealer” markets. The counterparty to an over-the-counter spot contract is generally a single bank or other financial institution rather than a clearing organization backed by a group of financial institutions. Participants in over-the-counter markets are typically not subject to the same credit evaluation and regulatory oversight as members of “exchange-based” markets. Because the Funds execute over-the-counter transactions, each Fund constantly takes credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions which generally are characterized by clearing organization guaranties, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections and each Fund is subject to the risk that a counterparty will not settle a transaction in accordance with agreed terms and conditions.

Further, if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In addition, a Fund may enter into agreements with a limited number of counterparties which may increase that Fund’s exposure to counterparty credit risk.

In accordance with standard industry practice, a Fund may be required to secure a portion of its obligations to its counterparty. For non-fully funded contracts, this may involve the placing of initial and/or variation margin assets with the counterparty. For contracts that require a Fund to place initial margin assets with a counterparty, such assets may not be segregated from the counterparty’s own assets and, being freely exchangeable and replaceable, the Fund may have a right to the return of equivalent assets rather than the original margin assets deposited with the counterparty. These deposits or assets may exceed the value of the relevant Fund’s obligations to the counterparty in the event that the counterparty requires excess margin or collateral. In addition, as contract terms may provide for collateral to cover the variation margin exposure arising under the contract only if a minimum transfer amount is triggered, the Fund may have an uncollateralized risk exposure to a counterparty.

The use of spot foreign currency exchange contracts may also expose a Fund to legal risk, which is the risk of loss due to the unexpected application of a law or regulation, or because contracts are not legally enforceable.

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that any of the Funds’ portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Funds’ income level or share price.

Currency Risk. Foreign currencies represent the legal tender of one or more foreign nations and normally are not linked to any intrinsically valuable commodity (such as precious metals). Any transaction involving foreign currencies involves risks not common to investments denominated entirely in a person’s domestic currency. Because each Fund’s NAV is determined partially on the basis of the value of its FX Base Currency against the United States dollar, you will lose money if the value of the United States dollar rises relative to the Fund’s FX Base Currency. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in the United States and in the jurisdictions using a Fund’s FX Base Currency. Foreign exchange rates are influenced by national debt levels and trade deficits, domestic and foreign inflation rates and investors’ expectations concerning interest rates and global, regional, political, economic or financial events. In addition, foreign exchange rates may also be influenced by changing supply and demand for a particular currency, monetary policies of governments (including exchange control programs, restrictions on local exchanges or markets and limitations on foreign investment in a country or on investment by residents of a country in other countries), and currency devaluations and revaluations. Also, governments from time to time intervene in the currency markets, directly and by regulation, in order to influence prices. From time to time, governments may adopt policies designed to directly influence foreign exchange rates with respect to their currency. The resulting volatility in foreign exchange rates could materially and adversely affect the performance of a Fund. Investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

Emerging Markets Risk. Investments in emerging markets are subject to a greater risk of loss than investments in more developed markets. In addition, emerging markets often have less uniformity in accounting and reporting requirements, unreliable valuation and greater risk associated with custody. Certain emerging markets countries may also lack the infrastructure necessary to induce large amounts of foreign trade and investments. This is due to, among other things, the potential for greater market volatility, lower trading volume, inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets. Political risks of emerging markets may include unstable governments, nationalization, restrictions on foreign ownership and investment, laws preventing repatriation of assets and legal systems that do not adequately protect property rights. Market risks of emerging markets may include government intervention in securities or currency markets.

European Economic Risk. The EMU and EU require compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about economic downturns in, or rising government debt levels of, several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery, or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Geographic Risk. Some markets in which the Funds invest are located in parts of the world that have historically been prone to natural disasters such as earthquakes, volcanoes, drought or tsunamis and are economically sensitive to environmental events. Any such event could result in a significant adverse impact on the economies of these countries, causing an adverse impact on a Fund’s investments in the affected region.

Government Debt Risk. Investment in the debt of sovereign governments can involve a high degree of risk. The governmental entity that controls the repayment of debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may be dependent on expected disbursements from other foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their debt.

Interest Rate Risk. As interest rates rise, the value of a fixed income security held by a Fund is likely to decrease in value. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. The longer the term of the fixed income securities held by a Fund, the greater the risk that rising interest rates may cause the value of the Fund’s investments to decline.

Issuer Risk. Each Fund’s performance depends on the performance of individual securities and other instruments to which such Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. The Funds are subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA will not produce the desired results, and that securities or other financial instruments selected by BFA may result in returns that are inconsistent with a Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing a Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. Each Fund could lose money due to short-term market movements and over longer periods during market downturns in the value of its FX Base Currency relative to the value of the United States dollar. Securities and currencies may decline in value due to factors affecting markets generally or particular securities or currencies. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular country or countries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risk

Absence of Active Market. Although shares of the Funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Risk of Secondary Listings. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk. Shares of a Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Shares of each Fund May Trade at Prices Other Than NAV. Shares of each Fund trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund’s holdings since the most recent calculation. The trading prices of a Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. Unlike conventional ETFs, the Funds are not index funds Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Funds’ holdings, and their focus on the return of a particular FX Currency, BFA believes that the trading experience of each Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Funds’ shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO A FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. While the subscription/redemption feature of the Funds is designed to make it likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. The Fund will execute subscription and redemption transactions on an ECN operated by a third party. If this ECN suffered service interruptions, slow response times or other performance problems, subscriptions and redemptions could be disrupted and Fund shares could trade at a premium or discount to NAV. In addition, disruptions to subscriptions and redemptions or extreme market volatility may result in trading prices for shares of a Fund that differ significantly from its NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread” – that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

There is no guarantee that the Fund’s income, that is derived from municipal securities, will be exempt from U.S. federal income taxes, state income taxes, the federal alternative minimum tax (“AMT”) or the federal Medicare contribution tax of 3.8% on “net investment income” (effective beginning in 2013).

Non-Diversification Risk. Each Fund is classified as “non-diversified.” This means that each Fund may invest a large percentage of its assets in securities or financial instruments (including spot foreign exchange currency contracts) issued by or representing a small number of issuers. As a result, each Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers or securities. The Fund expects its return to be based primarily on the fluctuations in the exchange rate between its FX Base Currency and the United States dollar.

North American Economic Risk. The United States is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the United States and Mexico, total merchandise trade between the three countries have increased. To further this relationship, the three NAFTA countries entered into the Security and Prosperity Partnership of North America in March 2005, which may further affect Canada’s and Mexico’s dependency on the U.S. economy. Economic events in any one North American country can have a significant economic effect on the entire North American region, and on some or all of the North American countries.

Offshore Investor Risk. Investors, such as the Funds, seeking to trade in foreign currencies may have limited access to certain currency markets due to a variety of factors including government regulations, adverse tax treatment exchange controls, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of the financial instruments that are necessary for a Fund to gain exposure to the currency markets. If a Fund’s ability to enter into contracts to purchase or sell its FX Base Currency is impaired, the Fund may not be able to achieve its investment objective.

Portfolio Turnover Risk. Each Fund may engage in active and frequent trading of securities and financial instruments to rebalance its portfolio due to changes in interest rates in order to attempt to align its yield with the yield of the Fund’s FX Base Currency. High portfolio turnover may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher income or losses as compared to a fund with less active trading policies.

Redemption-in-Cash Risk. Unlike most ETFs, each Fund generally does not make in-kind redemptions. Each Fund may be required to sell portfolio securities or other assets in order to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if a Fund had made redemptions-in-kind. To mitigate this risk the Fund typically invests only in short-term United States dollar denominated debt instruments and spot foreign currency contracts. In addition, the use of cash subscriptions and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Reliance on Trading Partners Risk. The economies of the countries in which the Funds have currency exposure are highly dependent on trade with certain key trading partners. Reduction in spending on products and services by these key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of key trading partners may adversely affect the performance of any FX Base Currency in which the Funds invest and have a material adverse effect on the value of each Fund.

Risk of Investing in Australia. Investment exposure to the Australian dollar will subject the iShares Australian Dollar Cash Rate Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies may cause an adverse impact on the Australian economy.

Risks of Investing in Canada. The United States is Canada’s largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. Since the implementation of NAFTA in 1994 among Canada, the United States and Mexico, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, the three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which may further affect Canada’s dependency on the U.S. economy. Any downturn in U.S. or Mexican economic activity is likely to have an adverse impact on the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, specifically China and the United Kingdom. As a result, Canada is dependent on the economies of these other countries. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.

Risk of Investing in China. The Chinese economy is subject to a considerable degree of economic, political and social instability:

CNH Market Risk. As part of China’s plans to make the Chinese renminbi a more flexible currency for settling cross-border trade, with the ultimate aim of creating a freely floating (unpegged) currency, China has implemented two versions of its currency: the onshore yuan (CNY) and the offshore yuan (CNH). The onshore yuan is also referred to as the “onshore renminbi” and the offshore yuan is also referred to as the “offshore renminbi.” The reason for using two versions of the currency is to facilitate a controlled roll-out of Chinese renminbi as an international currency for trade, investment and reserve, without exposing the Chinese economy to possible shocks. Although the onshore renminbi and the offshore renminbi are the same currency, they trade at different rates because there are different supply and demand conditions for the two versions of the currency. For most of the period since the offshore renminbi began trading actively in late 2010, the offshore renminbi has tended to trade at stronger rates to the United States dollar than the onshore renminbi, primarily because of supply and demand forces and market segmentation. Currently, offshore renminbi demand exceeds supply and China controls offshore renminbi liquidity through a variety of measures, including a Hong Kong-based clearing bank. This results in many of the offshore renminbi distortions relative to onshore renminbi. Additionally, China has adopted restrictive regulations concerning international transfer and settlement of, and other transactions involving, the onshore renminbi, while the offshore renminbi, in contrast, is less regulated. While the onshore renminbi market is expected to continue to grow, it is relatively new and may not be as liquid as more established markets.

Economic Risk. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by the Chinese consumer. In addition, China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and the value of its currency. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy.

Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive and the Chinese government may restrict foreign ownership of Chinese corporations and repatriation of assets, which may adversely affect the Chinese economy. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability.

Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy and the value of its currency.

Risk of Investing in Developed Countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in, among others, services sectors is likely to have a negative impact on economies of certain developed countries. Developed countries experienced a significant economic slowdown during the recent financial crisis. In the past, certain developed countries have been targets of terrorism. Acts of terrorism in developed countries or against their interests abroad may cause uncertainty in the financial markets and adversely affect the economy of the country.

Heavy regulation of, among others, labor and product markets may have an adverse effect on certain economies. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.

Risk of Investing in Japan. Japan may be subject to political, economic, nuclear, and labor risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.

Economic Risk. The growth in Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging market economies and the economic conditions of its trading partners. Japan also is heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the iShares Japanese Yen Cash Rate Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.

Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Nuclear Risk. The nuclear power plant catastrophe in Japan in March 2011 may have short-term and long-term effects on the nuclear energy industry, the extent of which are currently unknown.

Labor Risk. Japan has an aging workforce. It is a labor market that is undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

Geographic Risk. Natural disasters, such as earthquakes and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the iShares Japanese Yen Cash Rate Fund.

Risk of Investing in Mexico. Investment in the Mexican peso involves risks that are specific to Mexico, including regulatory, political, and economic risks. The Mexican economy is dependent upon external trade with other economies, specifically with the United States and certain Latin American countries. As a result, Mexico is dependent on, among other things, the U.S. economy and any change in the price or demand for Mexican exports may have an adverse impact on the Mexican economy. Recently, Mexico has experienced an outbreak of violence related to drug trafficking. Incidents involving Mexico’s security may have an adverse effect on the Mexican economy and cause uncertainty in its financial markets.

Political and Social Risk. Mexico has been destabilized by local insurrections, social upheavals, drug related violence, and the recent public health crisis related to the H1N1 influenza outbreak. Recurrence of these or similar conditions may adversely impact the Mexican economy. In addition, Mexico had one political party dominating its government until the elections of 2000. Recently, Mexican elections have been contentious and have been very closely decided. Changes in political parties or other Mexican political events may affect the economy and cause instability.

Risk of Investing in New Zealand. Investment exposure to the New Zealand dollar will subject the iShares New Zealand Dollar Cash Rate Fund to regulatory, political, currency, and economic risks specific to New Zealand. The New Zealand economy is heavily dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, forest products, fruit and vegetables, fish, and wool. New Zealand also has substantial reserves of natural gas, coal, and oil. As a result, the New Zealand economy is susceptible to fluctuations in demand for agricultural products and certain commodities. The New Zealand economy is also becoming increasingly dependent on its growing service industry. The New Zealand economy is dependent on trading with key trading partners, including Australia, China, and the United Kingdom. Reduction in spending on New Zealand products and services, or changes in any of the economies may cause an adverse impact on the New Zealand economy.

Risk of Investing in Norway. Investment exposure to the Norwegian krone will subject the iShares Norwegian Krone Cash Rate Fund to legal, regulatory, political, currency, security, and economic risks specific to Norway. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations in oil and gas prices. The high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments. The influx of oil and gas revenue has permitted Norway to expand its social welfare system. In recent years, labor costs in Norway have increased faster than those of its major trading partners, eroding industrial competitiveness.

Risk of Investing in Singapore. Investment exposure to the Singapore dollar will subject the iShares Singapore Dollar Cash Rate Fund to legal, regulatory, political, currency and economic risks specific to Singapore. Specifically, political and economic developments of its neighbors may have an adverse effect on Singapore’s economy. In addition, because its economy is export driven, Singapore relies heavily on its trading partners. China is a major purchaser of Singapore’s exports and serves as a source of Singapore’s imports. Singapore derives a significant portion of its foreign investments from China. Singapore also has substantial economic exposure to Malaysia and the

United States. As a result, Singapore’s economy is susceptible to fluctuations in the world economy. A downturn in the economies of China, Malaysia or the United States, among other countries or regions, could adversely affect Singapore’s economy. In addition, Singapore’s economy may be particularly vulnerable to external market changes due to its smaller size. These risks, among others, may adversely affect the value of the iShares Singapore Dollar Cash Rate Fund’s investments.

Risk of Investing in Sweden. Investment exposure to the Swedish krona will subject the iShares Swedish Krona Cash Rate Fund to legal, regulatory, political, currency, security and economic risks specific to Sweden. Among other things, Sweden’s economy is heavily dependent on trading relationships with certain key partners, including the United States, Germany and other Western European nations. Future changes in the price or the demand for Swedish products or services by the United States, Germany and other Western European nations or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swedish economy and the Swedish krona. Many of the developed Western European nations that Sweden trades with are member states of the EU and EMU. As a result, these member states are dependent on one another economically and politically. Sweden has not joined the EMU, however, the Swedish economy is vulnerable to fluctuations in the economies and monetary policies of its trading partners who are members of the EMU. Sweden has a generous social welfare system and over 70% of its workforce is unionized. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.

Risk of Investing in Switzerland. Investment exposure to the Swiss franc will subject the iShares Swiss Franc Cash Rate Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. Among other things, Switzerland’s economy is heavily dependent on trading relationships with certain key trading partners, including the United States, United Kingdom, France and Germany. Future changes in the price or the demand for Swiss products or services by the United States, United Kingdom, France and Germany or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy. Switzerland’s economy relies heavily on the banking sector. Recently, allegations have surfaced that certain Swiss banking institutions marketed and sold offshore tax evasion services to U.S. citizens. Future litigation or settlements arising from these offshore tax evasion services may have a negative impact on the Swiss economy. Due to the lack of natural resources, Switzerland is dependent upon imports for raw materials. As a result, any drastic price fluctuations in the price of certain raw materials will likely have a significant impact on the Swiss economy.

Risk of Investing in Thailand. Investment exposure to the offshore Thai baht involves risks that are specific to Thailand, including, legal, regulatory, political, security and economic risks. Thailand’s economy is export-dependent and relies heavily on trading relationships with certain key trading partners, including the United States, China, Japan and other Asian countries. The recent financial crisis and political uncertainty weakened Thailand’s economic growth by reducing domestic and international demand for both goods and services. Future changes in the price or the demand for Thailand’s exported products by the United States, China, Japan or other Asian countries, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Thai economy. Thailand has been a target of terrorist threats, which may cause uncertainty in the Thai financial markets and adversely affect the performance of the Thai economy and the offshore Thai baht.

Risk of Investing in Turkey. Investment exposure to the Turkish lira involves risks that are specific to Turkey, including, legal, regulatory, political, security and economic risks. With few of its own natural resources, the Turkish economy is import-dependent. Turkey’s main import partners include Russia, Germany, China and the United States. The Turkish economy is dependent upon exports to other economies, specifically to Germany, other EU countries and Iraq. As a result, Turkey is dependent on these economies and any change in the price or demand for Turkish exports may have an adverse impact on the Turkish economy. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. Historically, Turkey’s national politics have been unpredictable and subject to influence by the military, and its government may be subject to sudden change. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. These and other factors could have a negative impact on the iShares Turkish Lira Cash Rate Fund’s performance.

Risk of Investing in the United Kingdom. Investment exposure to British pounds sterling will subject a Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The British economy relies heavily on export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector will have a negative impact on the British economy. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the British economy and the British pound sterling. The British economy, along with the United States and certain other European economies, experienced a significant economic slowdown during the recent financial crisis.

Tax Risk. The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Funds from achieving their investment objectives.

U.S. Economic Risk. The United States is a significant, and in some cases the most significant, trading partner of or foreign investor in certain countries in which the Funds invest and the economies of these countries may be particularly affected by changes in the U.S. economy. Decreasing U.S. imports, new trade regulations or a recession in the United States may have a material adverse effect on economies of these countries and, as a result, securities or financial instruments to which the Funds have exposure.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The sales price a Fund could receive for a security or financial instrument may differ from a Fund’s valuation of the security or financial instrument, particularly for those that trade in low volume or volatile markets or that are valued using a fair value methodology. Currency markets may be open on days when a Fund does not price its shares. As a result, the value of the spot foreign exchange currency contracts in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares.

Because currencies generally are traded between financial institutions in the over-the-counter market, there may not be a central pricing source or independent evaluator of the current exchange rate for a particular FX Base Currency relative to the United States dollar. The prices posted by foreign currency dealers may not necessarily reflect the broader market for foreign currencies. Additionally, a foreign currency dealer will select closing prices to be used in determining margin requirements and in periodically marking to market the positions in customer accounts. Prices a foreign currency dealer uses may vary from those available to banks and other participants in the interbank market. Consequently, there may be several different quoted prices on the same FX Base Currency, which may differ from the price used by the Funds to calculate their NAV.

Yield Risk. A Fund’s yield is designed to reflect the overnight cash rate of its FX Base Currency, less Fund operating expenses. The overnight cash rate of certain currencies may from time to time be very low, zero or negative. When the overnight cash rate of a Fund’s FX Base Currency is lower than the Fund’s operating expenses, the Fund will experience a “negative yield,” or daily loss, before taking into account the effect of currency movements. A Fund with a negative yield will lose money absent positive currency movements. There is no guarantee that a Fund with a negative yield will experience positive currency movements to offset losses from a negative yield.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). The holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

Management

Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for each Fund and manages the investment of each Fund’s assets. In managing the Funds, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve a Fund’s investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.

Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of the Funds, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to receive a management fee from each Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of         %. Because the Funds have been in operation for less than one full fiscal year, this percentage reflects the rate at which BFA will be paid.

BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). As of                     , 2012, BFA and its affiliates, provided investment advisory services for assets in excess of $             trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with BFA will be available in each Fund’s              report for the period ending             .

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Managers. Cindy Bernhardt and Michael Evan are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, developing and implementing each Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities. The following information provides additional information about each portfolio manager and member of the iShares Global Investment Research Team.

Cindy Bernhardt has been employed by BFA (formerly, Barclays Global Fund Advisors (“BGFA”)) and BlackRock Institutional Trust Company, N.A. (“BTC”) (formerly, Barclays Global Investors, N.A. (“BGI”)) as a portfolio manager since 2009. Prior to that, Ms. Bernhardt was a portfolio manager from 1997 through 2009 for BGFA and BGI. Ms. Bernhardt has been a Portfolio Manager of the Funds since inception.

Michael Evan has been employed by BFA and BTC as a portfolio manager since 2009. Prior to that, Mr. Evan was a portfolio manager from 2004 through 2009 for BGFA and BGI. Mr. Evan has been a Portfolio Manager of the Funds since inception.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for each Fund.

Conflicts of Interest. BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities are BFA’s affiliates including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”).

The activities of BFA and the Affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow an investment program similar to that of the Funds. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, financier, underwriter, advisor, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds may directly or indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate seeks to perform investment banking or other services.

BFA or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in BFA or an Affiliate having positions that are adverse to those of the Funds.

No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds’ investment activities may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which BFA or an Affiliate’s clients have an interest adverse to the Funds. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more

Affiliate-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

BFA has a business relationship with the ECN provider for the Funds pursuant to which the ECN provider receives compensation from Authorized Participants in connection with subscription and redemption transactions for the Funds. In addition, BFA has a broader business relationship with the ECN provider in connection with other products and services.

The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Funds’ SAI for further information.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.

Buying and Selling Shares. Shares of the Funds may be acquired or redeemed directly from a Fund only in blocks of shares equal to or greater than the Minimum Subscription Size stated for the specific Fund in the Subscriptions and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Subscriptions and Redemptions section) may engage in subscription or redemption transactions directly with the Funds. Once issued, shares of the Funds generally trade in the secondary market.

Shares of each Fund will be listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. The Funds’ shares trade under the trading symbols listed on the front cover of this Prospectus.

Buying or selling Fund shares on an exchange involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Funds through a broker, you will likely incur a brokerage commission or other charges determined by your broker. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price and the ask price. The spread varies over time for shares of each Fund based on that Fund’s trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity, and higher if a Fund has little trading volume and market liquidity.

The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for a Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund generally sells and redeems its shares directly for cash, subject to the conditions described below under Subscriptions and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed for trading on a national securities exchange.

The national securities exchange on which each Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary listing exchange is             .

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order, issued to the Trust. In order for a registered investment company to invest in shares of the Funds beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.

Book Entry. Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other security that you hold in book-entry or “street name” form.

Share Prices. The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current value of the securities, spot foreign exchange currency contracts and/or cash required to be deposited in exchange for Fund shares. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of each Fund’s NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

Determination of Net Asset Value. The NAV for each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing provided that (a) any Fund assets or liabilities denominated in currencies other than the United States dollar are translated into United States dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers (as detailed below) and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund, are determined pursuant to valuation policies and procedures approved by the Board.

Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Funds are determined as of such times. Non-U.S. securities held by the Funds may trade on weekends or other days when the Funds do not price their shares. As a result, the Funds’ NAV may change on days when Authorized Participants will not be able to purchase or redeem Fund shares.

Certain short-term debt securities held by the Funds may be valued on the basis of amortized cost. The Funds may value certain fixed income portfolio securities using prices provided directly from one or more broker-dealer, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive value for short-term debt securities.

When market quotations are not readily available or are believed by BFA to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Fund’s Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or where there is a significant event subsequent to the most recent market quotation. A “significant event” is an event that, in the judgment of BFA, is likely to cause a material change to the closing market price of the asset or liability held by the Fund. Non-U.S. securities or other instruments whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of non-U.S. securities markets may be fair valued.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

The value of assets or liabilities denominated in foreign currencies will be converted into United States dollars using exchange rates deemed appropriate by BFA as investment adviser.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, generally are declared and paid             by each Fund. Distributions of net realized securities gains and net currency gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of each Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes. As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from a Fund’s net investment income, including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, generally at a 15% tax rate (0% at certain income levels), regardless of how long you have held a Fund’s shares. The 15% and 0% tax rates expire for taxable years beginning after December 31, 2012. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013. Beginning in 2013, a 3.8% U.S. federal Medicare contribution tax will be imposed on “net investment income,” including interest, dividends, and capital gains, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly), and of estates and trusts. Spot foreign exchange currency contract produce ordinary income or losses for tax purposes. Foreign currency losses may offset a Fund’s taxable net income but not short-term or long-term capital gains. An overall net ordinary loss incurred by a Fund for a given year cannot be carried forward to offset ordinary income in future years.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of a Fund. A 30% withholding tax will be imposed on dividends paid after December 31, 2013, and redemption proceeds paid after December 31, 2014, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS that state that they will provide the IRS information, including the name, address and taxpayer identification number of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Interest and capital gains earned by a Fund with respect to non-U.S. securities may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of each Fund at the close of a year consists of non-U.S. stocks or securities, such Fund may “pass through” to you certain non-U.S. income taxes, if any, (including withholding taxes) paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of a registered investment company to realize foreign currency gains that are not directly related to the fund’s business of investing in securities. The issuance of such regulations could prevent the Funds from achieving their investment objectives.

For purposes of foreign tax credits for U.S. shareholders of the Funds, foreign capital gains taxes may not produce associated foreign source income, thereby limiting a U.S. person’s ability to use such credits.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Beginning in 2013, any such capital gains, including from sales of Fund shares or from capital gain dividends, will be included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Subscriptions and Redemptions. Prior to trading in the secondary market, shares of each Fund may be created at NAV by certain markets makers, large investors and institutions who are Authorized Participants and only in amounts equal to or greater than a Fund’s Minimum Subscription Size. Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size.

Orders for the issuance of shares (each a “Subscription Order”) placed by Authorized Participants who have entered into an authorized participant agreement with BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA, must be received in proper form before the Fund’s order cut-off time on any day that the NYSE is open for trading. Subscription Orders received by the Distributor or its agent after the Fund’s order cut-off time will be considered by the Distributor to have been received on the next day that the NYSE is open for regular trading.

For each Subscription Order for a Fund (except the iShares New Zealand Dollar Cash Rate Fund) accepted by the Distributor and the agent, the Authorized Participant must submit its order by 4:00 p.m., Eastern time on the Subscription Order acceptance date and deliver cash in United States dollars in an amount equal to the NAV of the shares on the Subscription Order acceptance date by 11:00 a.m., Eastern time on the settlement date (two business days after the Subscription Order acceptance date). Subscription Orders for the iShares New Zealand Dollar Cash Rate Fund accepted by the Distributor and the agent, the Authorized Participant must submit its order by 12:30 p.m., Eastern time on the Subscription Order acceptance date and deliver cash in United States dollars in an amount equal to the NAV of the shares on the Subscription Order acceptance date by 11:00 a.m., Eastern time on the settlement date (two business days after the Subscription Order acceptance date). In addition, the Authorized Participant must deliver the standard transaction fee and the amount of the transaction costs and expenses incurred by the Fund in connection with issuance of the shares. The Authorized Participant or its affiliate may also incur transaction costs and other expenses by connection with entering into a Qualifying FX Transaction with the Fund.

For purposes of the foregoing, a “Qualifying FX Transaction” means a spot foreign currency exchange contract pursuant to which a Fund is entitled to receive from its counterparty an amount of a Fund’s FX Base Currency equal to the product of (i) the Fund’s NAV expressed in the Fund’s FX Base Currency on the day the order is accepted by the Fund, minus any income earned and accrued, and expenses, and (ii) the number of shares being issued or redeemed, and is required to deliver to its counterparty United States dollars in an amount equal to the product of (a) the Fund’s NAV on the day the order is accepted by the Fund, minus any income earned and accrued, and expenses, and (b) the number of shares being issued or redeemed. An Authorized Participant, or its affiliate, entering into a Qualifying FX Transaction with a Fund will be required to bear the transaction costs associated with effecting the Qualifying FX Transaction.

Shares of each Fund may be redeemed at NAV only by an Authorized Participant and only in blocks of shares equal to or greater than a Fund’s Minimum Subscription Size. Orders for the redemption of shares (“Redemption Order”) must be received in proper form by the Distributor before the Fund’s order cut-off time on any day that the NYSE is open for trading.

Redemption Orders received by the Distributor or its agent after a Fund’s order cut-off time will be considered by the Distributor to have been received on the next day that the NYSE is open for regular trading. Redemptions will generally be made in cash, but a Fund may also pay redemptions by delivering a designated portfolio of securities

(including any portion of such securities for which cash may be substituted) held by the Fund.

The prices at which subscriptions and redemptions occur are based on the next calculation of NAV after a Subscription Order or Redemption Order is received in an acceptable form under the authorized participant agreement.

Only an Authorized Participant may create or redeem Fund shares directly with a Fund.

As a result of any system failure or other interruption, orders either may not be executed according to a Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders. Foreign currency dealers generally disclaim any liability for any such failure of hardware or software, system downtime or communications interruption.

To the extent a Fund engages in in-kind transactions, each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

Subscriptions and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to subscriptions and redemptions of a Fund’s shares. Information about the procedures regarding subscription and redemption of a Fund’s shares (including the cut-off times for receipt of subscription and redemption orders) is included in the Funds’ SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution, in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Costs Associated with Subscriptions and Redemptions. Authorized Participants are charged standard subscription and redemption transaction fees to offset transfer,

processing and other transaction costs associated with the issuance and redemption of a Fund’s shares. The standard subscription and redemption transaction fees are set forth in the table below. The standard subscription transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Fund’s shares, and is the same regardless of the number of shares purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Fund’s shares, and is the same regardless of the number of shares redeemed by the Authorized Participant on the applicable business day. If a Subscription Order or Redemption Order consists solely or partially of cash, which will be the case for most orders, Authorized Participants may also be required to bear the costs of transferring a Fund’s FX Base Currency, portfolio securities or other Fund assets from the Fund to the account of the Authorized Participant or its client. The ECN provider may charge Authorized Participants a transaction fee in connection with subscription and redemption transactions in Fund shares. It is anticipated that this transaction fee will vary depending on the number of Fund shares purchased or redeemed by the Authorized Participant on a given day. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.

The following table shows, as of                     , 2012, the approximate value of the Minimum Subscription Size required to issue or redeem shares of each Fund and standard fees for subscriptions and redemptions (as described above):

Fund	Approximate Dollar Value of the Minimum Subscription Size	Minimum Subscription Size (Number of Shares)	Standard Subscription/ Redemption Transaction Fee	Maximum Additional Charge for Subscription Orders*	Maximum Additional Charge for Redemption Orders*
iShares Australian Dollar Cash Rate Fund	$		$
iShares British Pound Cash Rate Fund
iShares Canadian Dollar Cash Rate Fund
iShares Chinese Offshore Renminbi Cash Rate Fund
iShares Euro Cash Rate Fund
iShares Japanese Yen Cash Rate Fund
iShares Mexican Peso Cash Rate Fund
iShares New Zealand Dollar Cash Rate Fund
iShares Norwegian Krone Cash Rate Fund

Fund	Approximate Dollar Value of the Minimum Subscription Size	Minimum Subscription Size (Number of Shares)	Standard Subscription/ Redemption Transaction Fee	Maximum Additional Charge for Subscription Orders*	Maximum Additional Charge for Redemption Orders*
iShares Singapore Dollar Cash Rate Fund	$		$
iShares Swedish Krona Cash Rate Fund
iShares Swiss Franc Cash Rate Fund
iShares Thai Offshore Baht Cash Rate Fund
iShares Turkish Lira Cash Rate Fund

*	As a percentage of the net asset value per subscription order or redemption order, inclusive, in the case of redemption orders, of the standard redemption transaction fee.

If a Subscription Order or Redemption Order consists solely or partially of cash, which will be the case for most orders, and the applicable Fund places a brokerage transaction for portfolio securities or enters into a Qualifying FX Transaction with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer or counterparty with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and market impact costs, as further described in the Funds’ SAI.

Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or if you are currently enrolled in householding and wish to change your householding status.

Distribution

The Distributor distributes shares for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor’s principal address is 525 Washington Boulevard, Suite 1405, Jersey City, NJ 07310.

In addition, BFA or its Affiliates make payments to broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds and certain other iShares funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other iShares funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.

Financial Highlights

Financial highlights for the Funds are not available because, as of the effective date of this Prospectus, the Funds have not commenced operations, and therefore have no financial highlights to report.

Disclaimers

Shares of the Funds are not sponsored, endorsed or promoted by             .              makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to achieve their investment objective.              is not responsible for, nor has it participated in, the determination of the Funds’ investments, nor in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable.              has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall              have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

IS-P-        -

For more information visit www.iShares.com or call 1-800-474-2737

Copies of the Prospectus, SAI and other information can be found on our website at www.iShares.com. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI free of charge, please:

Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)

Email:	iSharesETFs@blackrock.com

Write:	c/o BlackRock Investments, LLC 525 Washington Boulevard, Suite 1405, Jersey City, NJ 07310

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about each Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No.: 811-09729

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

iShares® Trust

Statement of Additional Information

Dated                     , 2012

This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following funds of iShares Trust (the “Trust”):

Funds	Ticker	Stock Exchange
iShares Australian Dollar Cash Rate Fund
iShares British Pound Cash Rate Fund
iShares Canadian Dollar Cash Rate Fund
iShares Chinese Offshore Renminbi Cash Rate Fund
iShares Euro Cash Rate Fund
iShares Japanese Yen Cash Rate Fund
iShares Mexican Peso Cash Rate Fund
iShares New Zealand Dollar Cash Rate Fund
iShares Norwegian Krone Cash Rate Fund
iShares Singapore Dollar Cash Rate Fund
iShares Swedish Krona Cash Rate Fund
iShares Swiss Franc Cash Rate Fund
iShares Thai Offshore Baht Cash Rate Fund
iShares Turkish Lira Cash Rate Fund

The Prospectuses for the above listed funds (each, a “Fund” and collectively, the “Funds”) are dated                     , 2012, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. A copy of each Prospectus may be obtained without charge by writing to the Trust’s distributor, BlackRock Investments, LLC (the “Distributor”), at 525 Washington Boulevard, Suite 1405, Jersey City, NJ 07310, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. Each Fund’s Prospectus is incorporated by reference to this SAI.

iShares® is a registered trademark of BlackRock Fund Advisors (“BFA”) or its affiliates.

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General Description of the Trust and its Funds

The Trust currently consists of more than [    ] investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:

•	iShares Australian Dollar Cash Rate Fund

•	iShares British Pound Cash Rate Fund

•	iShares Canadian Dollar Cash Rate Fund

•	iShares Chinese Offshore Renminbi Cash Rate Fund

•	iShares Euro Cash Rate Fund

•	iShares Japanese Yen Cash Rate Fund

•	iShares Mexican Peso Cash Rate Fund

•	iShares New Zealand Dollar Cash Rate Fund

•	iShares Norwegian Krone Cash Rate Fund

•	iShares Singapore Dollar Cash Rate Fund

•	iShares Swedish Krona Cash Rate Fund

•	iShares Swiss Franc Cash Rate Fund

•	iShares Thai Offshore Baht Cash Rate Fund

•	iShares Turkish Lira Cash Rate Fund

The investment objective of each Fund is to seek to provide its shareholders a daily return that reflects: (i) the increase or decrease in the exchange rate of a specified currency against the United States dollar and (ii) the yield of the specified currency, minus the Fund’s fees and expenses. Each Fund will also seek to preserve liquidity, and maintain stability of principal and preserve capital, each as measured in the foreign currency identified in the Fund’s name. Each Fund is managed by BFA, an indirect wholly owned subsidiary of BlackRock, Inc.

Each Fund will issue or redeem shares only in aggregations equal to or greater than that Fund’s                  Minimum Subscription Size (as described in the Subscription and Redemption of Shares section of this SAI). Issuances and redemptions of shares may occur in increments of one share or more in excess of the Minimum Subscription Size. Only authorized participants who have entered into agreements with a Fund’s distributor are able to issue or redeem shares. A Fund will only issue or redeem shares in return for a specified amount of cash.

Shares of the Funds are listed for trading on                      (the “Listing Exchange”), a national securities exchange. Shares of each Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s net asset value per share (“NAV”).

The Trust reserves the right to permit or require that subscriptions and redemptions of shares are effected fully in cash. See the Subscription and Redemption of Shares section of this SAI. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and other secondary markets. Shares of certain Funds may also be listed on certain non-U.S. exchanges. There can be no

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assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days, (ii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Funds, the Listing Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or through other widely disseminated means, an updated IOPV for the Funds as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a foreign exchange component and a cash component. The foreign exchange component included in the IOPV reflects the current value of the foreign currency exposure that is required in connection with a purchase of shares expressed in United States dollars. The cash component included in an IOPV consists of estimated accrued interest, dividends and other income, less expenses.

The Trust reserves the right to adjust the share prices of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor’s equity interest in the Funds. As a result of changes in currency valuations, the Funds may also periodically engage in stock splits or reverse stock splits in order to achieve round lots in the number of outstanding shares of a Fund, pursuant to approval of the Trust’s Board of Trustees (the “Board” or the “Trustees”).

Investment Strategies and Risks

Each Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in short-term securities denominated in United States dollars and spot foreign exchange currency contracts (generally required to be settled within two business days) to purchase the foreign currency identified in the Fund’s name (the “FX Base Currency”) (against delivery of the United States dollar). The strategy of combining investments in short-term fixed income securities and spot foreign exchange currency contracts is designed to provide financial exposure substantially similar to a purchase of the Fund’s FX Base Currency, reflecting: (i) the increase or decrease in the exchange rate of the FX Base Currency against the United States dollar and (ii) the yield of the FX Base Currency, minus the Fund’s fees and expenses.

Each Fund invests in United States dollar denominated short-term securities of varying maturities and spot foreign exchange currency contracts in order to seek to replicate the daily return of its FX Base Currency. The short-term securities held by a Fund generally will consist of high quality debt obligations and may include, but are not limited to, obligations issued by the U.S. government and its agencies and instrumentalities, municipal variable rate demand notes, corporate and commercial debt instruments, and bank notes and similar demand deposits. Each Fund’s assets also may be invested in short-term debt instruments and bank notes and similar demand deposits denominated in its FX Base Currency from time to time when BFA believes these securities may help the Fund to achieve its investment objective. All short-term debt securities acquired by a Fund will be rated investment grade by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, deemed by BFA to be of equivalent quality. The Fund may also invest its assets in money market funds (including funds that are managed by BFA or one of its affiliates), cash and cash equivalents.

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Each Fund generally will maintain a weighted average portfolio maturity of between 1 and 30 days and generally will be limited to investments with remaining maturities of 60 days or less. Each Fund will not purchase any security with a remaining maturity of more than 397 calendar days.

Generally, each spot foreign exchange currency contract entered into by a Fund will require the Fund to purchase from a foreign exchange dealer selected by BFA (“FX Counterparty”), at a specified purchase price expressed in United States dollars, a specified amount of the Fund’s FX Base Currency. Each Fund will enter into spot foreign exchange currency contracts only in the Fund’s FX Base Currency and mainly for the purpose of taking long positions in such FX Base Currency. Because the spot foreign exchange currency contracts entered into by the Funds are spot transactions, in order to maintain exposure to its FX Base Currency, each Fund will continuously enter into new spot foreign exchange currency contracts by “rolling” existing positions in a Fund’s FX Base Currency. The Fund rolls a currency contract by entering into two simultaneous trades that result in the same open long position of the FX Base Currency with the settlement date extended by one business day. The first transaction is an offsetting transaction to the original position for the same notional amount and same settlement date. This offsetting transaction may cause a Fund to realize a gain or loss on the transaction. The second transaction is for the same notional amount as the original position with the settlement date extended by one business day. Where there is an interest rate differential in the overnight “risk free” rate between the FX Base Currency and the United States dollar, there will be a difference in price between the two trades of the roll transaction. This difference represents the difference in benchmark overnight interest rates between the two currencies in the position (i.e., one day of “carry” or “cost of carry”).

Each Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Currency Transactions. The rapid fluctuations in the market prices of currency contracts generally make such investments volatile. Volatility is caused by, among other things: changes in supply and demand relationships; trade, fiscal, monetary and exchange control programs; domestic and foreign political and economic events and policies; and changes in interest rates. The Funds’ trading methods may not take into account all of these factors. In addition, governments from time to time intervene, directly and by regulation, in certain markets, often with the intent to influence prices directly. The effects of governmental intervention may be particularly significant at certain times in the currency markets, and this intervention may cause these markets to move rapidly.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency.

Diversification Status. Each Fund is classified as “non-diversified.” A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their respective investment objectives.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

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Municipal Securities. Each Fund may invest in municipal securities, the interest payments of which are subject to U.S. federal income tax. Each Fund may invest in securities issued in the U.S. market by U.S. states and territories, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former U.S. federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). The Funds may invest in private activity bonds, which are bonds issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current U.S. federal tax laws place substantial limitations on the size of such issues.

Municipal notes are shorter-term municipal debt obligations. They may provide interim financing in anticipation of tax collection, receipt of grants, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on a municipal note may be delayed or the note may not be fully repaid, and the Funds may lose money.

Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to the Funds since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only out of the assets, if any, that remain after secured creditors are repaid. Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider to purchase the short-term floating-rate interests at their original purchase price upon the occurrence of certain specified events. However, the liquidity provider may not be required to purchase the floating-rate interests upon the occurrence of certain other events, for example, the downgrading of the municipal bonds owned by the tender option bond trust below investment grade. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk (subject to a cap) and certain other risks associated with the municipal bonds. Tender option bonds may be considered derivatives, and may expose the Funds to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. To the extent the Funds invests in tender option bonds, they also are exposed to credit risk associated with the liquidity provider retained by the sponsor of a tender bond option trust.

Variable rate demand obligations (“VRDOs”) are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. There is the possibility that because of default or insolvency the demand feature of VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index.

Because of the interest rate adjustment formula, VRDOs are not comparable to fixed-rate securities. During periods of declining interest rates, a Fund’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, a Fund’s yield on a VRDO will increase and its shareholders will have a reduced risk of capital depreciation.

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The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, than non-municipal securities. In addition, the municipal securities market is generally characterized as a buy and hold investment strategy. As a result, the accessibility of municipal securities in the market is generally greater closer to the original date of issue of the securities and lessens as the securities move further away from such issuance date.

Some longer-term municipal securities give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, municipal securities may be more difficult to value than securities of public corporations.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other law affecting the rights and remedies of creditors. The U.S. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. In addition, municipal securities are subject to the risk that their tax treatment could be changed, thereby affecting the value of outstanding municipal securities. There is also the possibility that as a result of litigation or other conditions, such as passing of a referendum, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal securities in the same manner.

In response to the recent national economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. Also, as a result of the downturn, many state and local governments are experiencing significant reductions in revenues and are consequently experiencing difficulties meeting ongoing expenses. Certain of these state or local governments may have difficulty paying principal or interest on their outstanding debt and may experience ratings downgrades of their debt.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two NRSROs, or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include,

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for example, obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to short-term debt securities rated in the upper two short-term rating categories by at least one NRSRO or, if unrated, deemed by BFA to be of equivalent quality.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Funds, but are inherent in repurchase agreements. The Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Short-Term Instruments and Temporary Investments. Each Fund will invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) high quality commercial paper, including Section 4(2) paper (as described below), and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor’s Ratings Group, Prime-2 or higher by Moody’s Investors Service, Inc. or F2 or higher by Fitch Ratings , or if unrated, deemed by BFA to be of equivalent quality ; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; (vii) municipal variable rate demand notes; and (viii) short-term United States dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. “Section 4(2) paper” is a term that includes debt obligation issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to dispositions under the U.S. federal securities laws, and is frequently sold (and resold) to institutional investors such as the Funds through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Future Developments. The Board may, in the future, authorize a Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any of its investment restrictions or policies.

General Considerations and Risks

A discussion of some of the principal risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities or other financial instruments, the value of the market in general, and other factors that affect the market.

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Set forth below is more detailed information regarding the types of instruments in which the Funds may invest, strategies BFA may employ in pursuit of the Funds’ investment objective and related risks.

Capital Control Risk. Capital control risk is the risk that a country or region will restrict the amount of capital entering and exiting the country or region to respond to certain economic conditions. For example, in 2006, as a result of a sharp increase in the value of its currency, the Thai government instituted a law that effectively taxed short-term foreign investment. Similarly, in 2007, in an effort to abate the appreciation of its currency, the Reserve Bank of India enacted a law that curbed loans to both foreign and domestically held mutual funds operating in India. Other countries have used similar measures in the past to, among other things, restrict volatile movements of capital, including prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Each Fund concentrates its investments in the currency of a specified country or region. If capital controls are instituted by a country or region using a Fund’s FX Base Currency, the Fund may not be able to seek its investment objective in an efficient manner. The imposition of capital controls also may impact the ability of a Fund to issue and redeem shares, adversely affect the trading market for shares of the Fund, and cause a Fund to trade at prices materially different from its NAV. There can be no assurance that a country or region in which a Fund invests will not impose a form of capital control to the possible detriment of the Fund and its shareholders.

Counterparty Risk. The foreign currency markets in which a Fund effects its transactions are over-the-counter or “interdealer” markets. The counterparty to an over-the-counter spot contract is generally a single bank or other financial institution rather than a clearing organization backed by a group of financial institutions. Participants in over-the-counter markets are typically not subject to the same credit evaluation and regulatory oversight as members of “exchange-based” markets. Because the Funds trade in over-the-counter transactions, each Fund constantly takes credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions which generally are characterized by clearing organizations guaranties, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections and each Fund is subject to the risk that a counterparty will not settle a transaction in accordance with agreed terms and conditions.

Further, if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In addition, a Fund may enter into agreements with a limited number of counterparties which may increase that Fund’s exposure to counterparty credit risk.

The over-the-counter spot foreign exchange currency contracts entered into by each Fund to seek its investment objective involve special risks and may expose investors to an increased risk of loss. These risks may include credit risk with regard to counterparties with whom the Fund trades, the risk of settlement default, and lack of liquidity of the contract.

In accordance with standard industry practice, a Fund may be required to secure its obligations to its counterparty. For non-fully funded contracts, this may involve the placing of initial and/or variation margin assets with the counterparty. For contracts which require a Fund to place initial margin assets with a counterparty, such assets may not be segregated from the counterparty’s own assets and, being freely exchangeable and replaceable, the Fund may have a right to the return of equivalent assets rather than the original margin assets deposited with the counterparty. These deposits or assets may exceed the value of the relevant Fund’s obligations to the counterparty in the event that the counterparty requires excess margin or collateral. In addition, as contract terms may provide for collateral to cover the variation margin exposure arising under the contract only if a minimum transfer amount is triggered, the Fund may have an uncollateralized risk exposure to a counterparty under a contract up to such minimum transfer amount.

The use of spot foreign exchange currency contracts may also expose a Fund to legal risk, which is the risk of loss due to the unexpected application of a law or regulation, or because contracts are not legally enforceable.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an

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issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. Not all the municipal securities in which a Fund may invest will be tax exempt municipal securities.

The tax information in the prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when each Fund makes distributions or you sell Fund shares.

In response to the recent national economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. Also, as a result of the downturn, many state and local governments are experiencing significant reductions in revenues and are consequently experiencing difficulties meeting ongoing expenses. Certain of these state or local governments may have difficulty paying principal or interest on their outstanding debt and may experience ratings downgrades of their debt.

Privately-Issued Securities Risk. A Fund may invest in privately-issued securities, including those which are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse markets or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreement Risk. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Risks of Investing in Asia. Investment exposure to currencies of certain Asian countries involve risks not typically associated with investments in currencies in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant

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effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors’ perception of the risk of investing in the region as a whole, which may adversely impact the economies in the region.

Risks of Investing in Australia. Investment exposure to the Australian dollar will subject the iShares Australian Dollar Cash Rate Fund to loss in the event of adverse political, economic, regulatory and other developments that affect Australia, including fluctuations of Australian currency versus the United States dollar. Also, Australia is located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the Australian economy. The Australian economy is dependent on trading with certain key trading partners. The Australia–U.S. Free Trade Agreement has significantly expanded the trading relationship between the United States and Australia. In 2003, Australia and Singapore entered into the Singapore-Australia Free Trade Agreement (“SAFTA”). SAFTA is intended to further expand the economic relationship with Singapore, Australia’s largest trade and investment partner in Southeast Asia. Thus, economic events in the United States, Asia, or in other key trading countries can have a significant economic effect on the Australian economy. The Australian economy is heavily dependent on the mining sector, passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on the Australian economy.

Risks of Investing in Canada. The United States is Canada’s largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the United States and Mexico, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, the three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which may further affect Canada’s dependency on the U.S. economy. Any downturn in U.S. or Mexican economic activity is likely to have an adverse impact on the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, specifically China and the United Kingdom. As a result, Canada is dependent on the economies of these other countries. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.

Risks of Investing in China. Investment exposure to the Chinese offshore renminbi involves a high degree of risk and special considerations not typically associated with investment exposure to other currencies. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries.

Military conflicts, either in response to internal social unrest or conflicts with other countries could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration and religious and nationalist disputes with Tibet. China has a complex territorial dispute regarding the sovereignty of Taiwan that has included threats of invasion; Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect the Chinese economy. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. China could be affected by military events on the Korean

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peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect performance of the Chinese economy.

The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite recent reform and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.

While the Chinese economy has grown rapidly in recent years, there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

The tax laws and regulations in the People’s Republic of China (“PRC”) are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on the iShares Chinese Offshore Renminbi Cash Rate Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents.

As part of China’s plans to make the Chinese renminbi a more flexible currency for settling cross-border trade, with the ultimate aim of creating a freely floating (unpegged) currency, China has implemented two versions of its currency: the onshore yuan (CNY) and the offshore yuan (CNH). The onshore yuan is also referred to as the “onshore renminbi” and the offshore yuan is also referred to as the “offshore renminbi.” The reason for using two versions of the currency is to facilitate a controlled roll-out of Chinese renminbi as an international currency for trade, investment and reserve, without exposing the Chinese economy to possible shocks. Although the onshore offshore renminbi and the offshore renminbi are the same currency, they trade at different rates because there are different supply and demand conditions for the two versions of the currency. For most of the period since CNH, the offshore renminbi began trading actively in late 2010, the offshore renminbi has tended to trade at stronger rates to the USD than the onshore offshore renminbi, primarily because of supply and demand forces and market segmentation. Currently, offshore renminbi demand exceeds supply and China controls offshore renminbi liquidity through a variety of measures, including a Hong Kong-based clearing bank. This explains results in many of the offshore renminbi distortions, relative to onshore offshore renminbi. Additionally, China has adopted restrictive regulations concerning international transfer and settlement of, and other transactions involving, the onshore offshore renminbi, while the offshore renminbi, in contrast, is less regulated. While the onshore offshore renminbi market is expected to continue to grow, it is relatively new and may not be as liquid as more established markets.

Risks of Investing in Developed Countries. Many developed market countries have recently experienced significant economic pressures. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Recent dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and as a result,

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impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank, which could adversely affect the value of their currencies. Spending on health, health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result an increase in demand for or price fluctuations of certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of a Fund’s investments.

Risk of Investing in Emerging Markets. Investments in emerging markets are subject to a greater risk of loss than investments in more developed markets. In addition, emerging markets often have less uniformity in accounting and reporting requirements, unreliable valuation and greater risk associated with custody. Certain emerging markets countries may also lack the infrastructure necessary to induce large amounts of foreign trade and investments. This is due to, among other things, the potential for greater market volatility, lower trading volume, inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets. Political risks of emerging markets may include unstable governments, nationalization, restrictions on foreign ownership and investment, laws preventing repatriation of assets and legal systems that do not adequately protect property rights. Market risks of emerging markets may include government intervention in securities or currency markets.

Risks of Investing in Europe. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of other EU member countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events, among others, have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

Responses to the financial problems by European governments, central banks and others, including austerity measures, interest rate cuts and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more EU countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Risks of Investing in the Financial Sector. Companies in the financial sector include regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, financial conglomerates and foreign banking and financial companies. The global financial markets have recently experienced

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very difficult conditions and volatility as well as significant adverse trends. The deteriorating conditions in these markets have resulted in a decrease in availability of corporate credit, capital and liquidity and have led indirectly to the insolvency, closure or acquisition of a number of financial institutions. These conditions have also contributed to consolidation within the financial industry. In addition, the global financial industry has been materially and adversely affected by a significant decline in the value of mortgage-backed and asset-backed securities, and by the sovereign debt crisis. The prospects of many financial companies are questionable and continue to evolve as financial companies revise their outlooks and write down assets that they hold.

Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which a Fund invests, including recent legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and recent legislation, and impositions of significant criminal and civil penalties, on any individual financial company or on the financial sector as a whole cannot be predicted. The market price of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition.

Financial companies in non-U.S. countries are subject to market specific and general regulatory and interest rate concerns. In particular, government regulation in certain non-U.S. countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, ban on short sales, prices and currency transfers.

The profitability of banks, savings and loan associations and financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of financial companies, with exposure to credit losses resulting from financial difficulties of borrowers and a drastic reduction in real estate values having an adverse effect on the profitability of financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business.

Risks of Investing in Japan. Investment exposure to the Japanese yen will subject the iShares Japanese Yen Cash Rate Fund to risks that are specific to Japan. The growth in Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging market economies and the economic conditions of its trading partners. Japan also is heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.

Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the iShares Japanese Yen Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy.

Japan has an aging workforce. It is a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

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Natural disasters, such as earthquakes and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the iShares Japanese Yen Fund.

Risk of Investing in Mexico. Investment exposure to the Mexican peso involves risks that are specific to Mexico, including regulatory, political, and economic risks. The Mexican economy, among other things, is dependent upon external trade with other economies, specifically with the United States and certain Latin American countries. As a result, Mexico is dependent on, among other things, the U.S. economy and any change in the price or demand for Mexican exports may have an adverse impact on the Mexican economy. Recently, Mexico has experienced an outbreak of violence related to drug trafficking. Incidents involving Mexico’s security may have an adverse effect on the Mexican economy and cause uncertainty in its financial markets. Mexico has been destabilized by local insurrections, social upheavals, drug related violence, and the recent public health crisis related to the H1N1 influenza outbreak. Recurrence of these or similar conditions may adversely impact the Mexican economy. In addition, Mexico had one political party dominating government until the elections of 2000. Recently, Mexican elections have been contentious and have been very closely decided. Changes in political parties or other Mexican political events may affect the economy and cause instability.

Risks of Investing in New Zealand. Investment exposure to the New Zealand dollar involves special considerations not typically associated with investment exposure to other currencies. New Zealand’s economy historically has been based on a foundation of agricultural exports. Accordingly, natural disasters, particularly earthquakes which occur regularly in New Zealand, can have a significant adverse impact on the economy. New Zealand is heavily dependent upon international trade and, consequently, has been and may continue to be adversely affected by economic conditions in the countries with which it trades. Reduction in spending, particularly by key trading partners, on New Zealand products and services may cause an adverse impact on the New Zealand economy. New Zealand’s economy may be negatively affected if trade barriers, exchange controls, managed adjustments in relative currency values or other protectionist measures are imposed or negotiated by the countries with which it trades.

Risks of Investing in North America. The United States is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the NAFTA in 1994 among Canada, the United States and Mexico, total merchandise trade between the three countries has increased. To further this relationship, the three NAFTA countries entered into the Security and Prosperity Partnership of North America in March 2005, which may further affect Canada’s and Mexico’s dependency on the U.S. economy. Economic events in any one North American country can have a significant economic effect on the entire North American region, and on some or all of the North American countries in which a Fund invests.

Risk of Investing in Norway. Investment exposure to the Norwegian krone will subject the iShares Norwegian Krone Cash Rate Fund to legal, regulatory, political, currency, security, and economic risks specific to Norway. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations in oil and gas prices. The high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments. The influx of oil and gas revenue has permitted Norway to expand its social welfare system. In recent years, labor costs in Norway have increased faster than those of its major trading partners, eroding industrial competitiveness.

Risk of Investing in Singapore. Investment exposure to the Singapore dollar will subject the iShares Singapore Dollar Cash Rate Fund to legal, regulatory, political, currency and economic risks specific to Singapore. Specifically, political and economic developments of its neighbors may have an adverse effect on Singapore’s economy. In addition, because its economy is export driven, Singapore relies heavily on its trading partners. China is a major purchaser of Singapore’s exports and serves as a source of Singapore’s imports. Singapore derives a significant portion of its foreign investments from China. Singapore also has substantial economic exposure to Malaysia and the United States. As a result, Singapore’s economy is susceptible to fluctuations in the world economy. A downturn in the economies of China, Malaysia or the United States, among other countries or regions, could adversely affect Singapore’s economy. In addition, Singapore’s economy may be particularly vulnerable to external market changes due to its smaller size. These risks, among others, may adversely affect the value of the iShares Singapore Dollar Fund’s investments.

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Risk of Investing in Sweden. Investment exposure to the Swedish krona will subject the iShares Swedish Krona Cash Rate Fund to legal, regulatory, political, currency, security and economic risks specific to Sweden. Among other things, Sweden’s economy is heavily dependent on trading relationships with certain key partners, including the United States, Germany and other Western European developed nations. Future changes in the price or the demand for Swedish products or services by the United States, Germany and other Western European developed nations or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swedish economy to which the iShares Swedish Krona Cash Rate Fund has exposure. Many of the developed Western European nations that Sweden trades with are member states of the EU and EMU. As a result, these member states are dependent on one another economically and politically. Sweden has not joined the EMU, however, the Swedish economy is vulnerable to fluctuations in the economies and monetary policies of its trading partners who are members of the EMU. Sweden has a generous social welfare system and over 70% of its workforce is unionized. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.

Risk of Investing in Switzerland. Investment exposure to the Swiss franc will subject the iShares Swiss Franc Cash Rate Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. Among other things, Switzerland’s economy is heavily dependent on trading relationships with certain key trading partners, including the United States, United Kingdom, France and Germany. Future changes in the price or the demand for Swiss products or services by the United States, United Kingdom, France and Germany or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy and the issuers to which the iShares Swiss Franc Cash Rate Fund has exposure. Switzerland’s economy relies heavily on the banking sector. As the European economic crisis has intensified, investors from around the globe have sought safety by investing in the Swiss franc and as a result, the Swiss franc has appreciated significantly against other currencies. In an effort to keep Swiss exports competitive, the Swiss National Bank has sought to dampen the strength of the Swiss franc. It is likely that the Swiss National Bank will continue to explore the necessary measures in order to contain the Swiss francs appreciation against other currencies, including the possibility of pegging the franc to the euro. Due to the lack of natural resources, Switzerland is dependent upon imports for raw materials. As a result, any drastic price fluctuations in the price of certain raw materials will likely have a significant impact on the Swiss economy.

Risk of Investing in Thailand. Investment exposure to the offshore Thai baht involves risks that are specific to Thailand, including, legal, regulatory, political, security and economic risks. Thailand’s economy is export-dependent and relies heavily on trading relationships with certain key trading partners, including the United States, China, Japan and other Asian countries. The recent financial crisis and political uncertainty weakened Thailand’s economic growth by reducing domestic and international demand for both goods and services. Future changes in the price or the demand for Thailand’s exported products by the United States, China, Japan or other Asian countries, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Thai economy. Thailand has been a target of terrorist threats, which may cause uncertainty in the Thai financial markets and adversely affect the performance of the Thai economy and the offshore Thai baht.

Risk of Investing in Turkey. Investment exposure to the Turkish lira involves risks that are specific to Turkey, including, legal, regulatory, political, security and economic risks. With few of its own natural resources, the Turkish economy is import-dependent. Turkey’s main import partners include Russia, Germany, China and the United States. The Turkish economy, among other things, is dependent upon exports to other economies, specifically to Germany, other EU countries and Iraq. As a result, Turkey is dependent on these economies and any change in the price or demand for Turkish exports may have an adverse impact on the Turkish economy. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. Historically, Turkey’s national politics have been unpredictable and subject to influence by the military, and its government may be subject to sudden change. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. These and other factors could have a negative impact on the iShares Turkish Lira Cash Rate Fund’s performance.

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Risk of Investing in the United Kingdom. Investment exposure to the British pound sterling will subject the iShares British Pound Cash Rate Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The British economy relies heavily on export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector will have a negative impact on the British economy. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets. The British economy, along with the United States and certain other European economies, experienced a significant economic slowdown during the recent financial crisis.

Proxy Voting Policy

The Trust has adopted, as its proxy voting policies for each Fund, the proxy voting guidelines of BFA, the investment adviser to each Fund. The Trust has delegated to BFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BFA’s role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each Fund in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA’s approach is also driven by each Fund’s economic interests.

The evaluation of the economic desirability of recalling loans involves balancing the revenue-producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund’s affiliates (if any), BFA or BFA’s affiliates, or the Distributor or the Distributor’s affiliates. When voting proxies, BFA attempts to encourage issuers to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Each Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BFA or BFA’s affiliates (if any) or the Distributor or the Distributor’s affiliates, from having undue influence on BFA’s proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary’s determination.

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Information with respect to how BFA voted proxies relating to the Funds’ portfolio securities during the 12-month period ending June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Funds’ website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (ii) does not put the interests of BFA, the Distributor or any affiliated person of BFA or the Distributor, above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in shares, as discussed below; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements and other institutional market participants and entities that provide information services.

Each business day, each Fund’s portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming shares of the Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and Authorized Participants; and (ii) to other personnel of the Funds’ investment adviser and the Distributor, administrator, custodian and fund accountant who deal directly with or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and the terms of the Funds’ current registration statements. In addition, each Fund discloses its portfolio holdings and the percentages they represent of the Fund’s net assets each day the Fund is open for business, at www.iShares.com. More information about this disclosure is available at www.iShares.com.

Portfolio holdings information made available in connection with the subscription/redemption process may be provided to other entities that provide services to the Funds in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the subscription/redemption process, as discussed above, may be provided to other entities that provide services to the Funds, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Each Fund discloses its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the subscription/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

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The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Investment Limitations

Each Fund has adopted its investment objective as a non-fundamental investment policy. Therefore, each Fund may change its investment objective without shareholder approval. The Board has adopted as fundamental policies the following numbered investment restrictions, which cannot be changed without the approval of the holders of a majority of the applicable Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

All Funds will not:

1.	Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in its FX Base Currency or in the short-term debt of a country that is denominated in its FX Base Currency, (ii) investments in securities of other investment companies, (iii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit, and bankers’ acceptances and (iv) investments in repurchase agreements collateralized by U.S. government securities, (v) investments in securities of foreign governments or (vi) investments in municipal securities. For purposes of this investment restriction, financial services companies will be divided according to their business attributes and will not be considered a single industry for purposes of this policy. The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.

2.

Borrow money, except that (i) a Fund’s investments in contracts to purchase or sell its FX Base Currency will not be considered a borrowing for purposes of this limitation, (ii) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (iii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33  1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts.

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies set forth above, each Fund has adopted a non-fundamental policy not to invest in the securities of a company for the purpose of exercising management or

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control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities (calculated at the time of investment).

BFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in currencies, securities and financial instruments suggested by its name. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which shares are created and traded may raise certain issues under applicable securities laws. Because new shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes shares after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the subscription of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

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Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) of the Trust are referred to as Independent Trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of [            ] funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[2] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010- 2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[1]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[2]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

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Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. and of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of First REX Agreement Corp. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee (since 2011), WNET, the New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

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Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Charles A. Hurty (68)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006- 2009). Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

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Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008). Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.

Robert Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has served as a Director of iShares, Inc. since 2009, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and a Director of BlackRock, Inc. since 2007. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President and Director of BlackRock, Inc., and is the Chairman of the Operating Committee, a member of the Office of the Chairman, the Leadership Committee and the Corporate Council. He is responsible for day-to-day oversight of BlackRock’s key operating units, including the Account Management and Portfolio Management Groups, Real Estate Group and BlackRock Solutions®. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Head of BlackRock’s Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed-Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania. He has also been President of the Board of Directors for the Hope & Heroes Children’s Cancer Fund since 2002 and President of the Board of Directors for Periwinkle Theatre for Youth, a national non-profit arts-in-education organization, since 1983. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.

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Michael Latham has been a Trustee of the Trust since 2010 and President of the Trust since 2007. Mr. Latham served as Principal Financial Officer of the Trust from 2002 until 2007. Mr. Latham has served as a Director of iShares, Inc. since 2010, President of iShares, Inc. since 2007, Principal Financial Officer of iShares, Inc. from 2002 until 2007, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and President of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Latham is the Chairman of BlackRock’s iShares exchange-traded fund business. In addition, he has over 15 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Prior to assuming his current responsibilities in September 2011, he was the global head of BlackRock’s iShares exchange-traded fund business. Prior to April 2009, he was head of BlackRock’s iShares exchange-traded fund business for the United States and Canada, and Chief Operating Officer for the U.S. iShares business. He previously held a variety of operating positions within the firm. Mr. Latham earned a BS degree in business administration from California State University at San Francisco in 1988.

Robert H. Silver has been a Trustee of the Trust since 2007 and Chairman of the Trust’s Board since 2012. Mr. Silver has served as a Director of iShares, Inc. since 2007, Chairman of iShares, Inc.’s Board since 2012, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of iShares MSCI Russia Capped Index Fund, Inc.’s Board since 2012. Mr. Silver is President and a co-founder of The Bravitas Group Inc., a firm dedicated to advising and investing in emerging business enterprises and to supporting philanthropic activities that benefit under-served urban youth. Previously, Mr. Silver served as the President and Chief Operating Officer of UBS Financial Services Inc., the registered broker dealer comprising the Wealth Management USA business unit of UBS AG. Mr. Silver also served on the Board of Directors of EPAM, a provider of software engineering outsourcing services in Central and Eastern Europe, the Depository Trust and Clearing Corporation (DTCC) and served as a governor of the Philadelphia Stock Exchange. In addition, Mr. Silver was a Vice Chairman and a Member of the Board of Directors for the YMCA of Greater New York and chaired its Fund Development Committee from 2001 until 2011 and Co-Founder and Vice President of Parentgiving Inc. since 2008. Mr. Silver began his career as a CPA at KPMG LLP from 1977 until 1983. Mr. Silver has a BS degree in business administration from the University of North Carolina.

George G.C. Parker has been a Trustee of the Trust since 2000. Mr. Parker served as Chairman of the Trust’s Board from 2010 until 2012, Lead Independent Trustee of the Trust from 2006 until 2010 and Chairman of the Nominating and Governance Committee of the Trust from 2002 until 2010. Mr. Parker has served as a Director of iShares, Inc. since 2002, Chairman of iShares, Inc.’s Board from 2010 until 2012, Lead Independent Director of iShares, Inc. from 2006 until 2010, Chairman of the Nominating and Governance Committee of iShares, Inc. from 2002 until 2010, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of iShares MSCI Russia Capped Index Fund, Inc.’s Board from 2010 until 2012. Mr. Parker also serves as Director on four other boards. Mr. Parker is the Dean Witter Distinguished Professor of Finance (Emeritus) at the Stanford Graduate School of Business. He teaches courses in Corporate Finance in the MBA Program, Stanford Sloan Program for Executives, and in various other Executive Education Programs at Stanford University. Mr. Parker’s teaching and research interests are primarily in the field of corporate finance, management of financial institutions, and corporate governance, and he has written numerous case studies related to these subjects. He has also authored several articles on capital structure, risk management, and corporate valuation. Mr. Parker holds MBA and Ph.D. degrees from the Stanford Graduate School of Business.

John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Securities Lending Committee of the Trust since 2012. Mr. Martinez has served as a Director of iShares, Inc. since 2003 Chair of the Securities Lending Committee of iShares, Inc. since 2012, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chair of the Securities Lending Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2012. Mr. Martinez is a Director of First REX Agreement Corp. (previously Equity Rock, Inc.), providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. Mr. Martinez previously served as Director of Barclays Global Investors (BGI) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Since 2003, he is a Director and Executive Committee Member for Larkin Street Youth Services, providing governance oversight and strategy development to an agency that provides emergency and transitional housing, health care, education, job and life skills training to homeless youth. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from the Graduate School of Business, University of Chicago.

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Cecilia H. Herbert has been a Trustee of the Trust since 2005 and Chair of the Nominating and Governance Committee and the Equity Plus Committee of the Trust since 2012. Ms. Herbert has served as a Director of iShares, Inc. since 2005 Chair of the Nominating and Governance Committee and the Equity Plus Committee of iShares, Inc. since 2012, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chair of the Nominating and Governance Committee and the Equity Plus Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2012. She is Director of the Board of the Catholic Charities CYO, among the Bay Area’s largest private social services organizations serving the homeless, poor, aged, families, children and AIDS/HIV victims, on which she has served since 1998. Ms. Herbert is a member of the Finance Council, Archdiocese of San Francisco since 1994, which she chaired from 1994 to 2005. She has served on numerous non-profit boards. Ms. Herbert is also a Director and Advisory Board Member since 2009 of the Forward Funds. Ms. Herbert previously served as a Trustee for the Pacific Select Funds and The Montgomery Funds. Ms. Herbert previously served as Managing Director of J.P. Morgan/Morgan Guaranty Trust Company responsible for product development, marketing and credit for U.S. multinational corporations and as head of its San Francisco office and as Assistant Vice President, Signet Banking Corporation. Ms. Herbert has a BA degree in economics and communications from Stanford University and an MBA degree in finance from Harvard Business School.

Charles A. Hurty has been a Trustee of the Trust since 2005 and Chair of the Audit Committee of the Trust since 2006. Mr. Hurty has served as a Director of iShares, Inc. since 2005, Chair of the Audit Committee of iShares, Inc. since 2006, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chair of the Audit Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2010. In addition, Mr. Hurty serves as Director of the GMAM Absolute Return Strategy Fund since 2002, Director of the SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (formerly, Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) since 2002 and was a Director of the CSFB Alternative Investment Funds from 2005 to December 2009, when the funds were liquidated. Mr. Hurty was formerly a Partner at KPMG, LLP from 1968 to 2001. Mr. Hurty has a BS degree in accounting from the University of Kansas.

John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Fixed Income Plus Committee of the Trust since 2012. Mr. Kerrigan served as Chair of the Nominating and Governance Committee of the Trust from 2010 until 2012. Mr. Kerrigan has served as a Director of iShares, Inc. since 2005, Chair of the Nominating and Governance Committee of iShares, Inc. from 2010 until 2012, Chair of the Fixed Income Plus Committee of iShares, Inc. since 2012, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010, Chair of the Nominating and Governance Committee of iShares MSCI Russia Capped Index Fund, Inc. from 2010 until 2012, and Chair of the Fixed Income Plus Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2012. Mr. Kerrigan serves as Chief Investment Officer, Santa Clara University since 2002. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Global Manager of Institutional Client Division eCommerce, Global Manager of Technology Specialists Sales and Chair, Performance Measurement, Evaluation & Compensation Task Force. Mr. Kerrigan is a Trustee, since 2008, of Sacred Heart Schools, Atherton, CA, and Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst.

Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the 15(c) Committee of the Trust since 2012. Mr. Rajan has served as a Director of iShares, Inc. since 2011, Chair of the 15(c) Committee of iShares, Inc. since 2012, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2011 and Chair of the 15(c) Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2012. Mr. Rajan is the Gregor G. Peterson Professor of Accounting at the Stanford Graduate School of Business. He has taught accounting for over 20 years to undergraduate, MBA and law students, as well as to senior executives. Mr. Rajan serves as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. Mr. Rajan holds MS, MBA and Ph.D. degrees in Accounting from Carnegie Mellon University.

Board – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the

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operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of nine members, seven of whom are Independent Trustees (defined below). The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established six standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.

Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer assesses key compliance risks affecting each Fund, and addresses them in reports to the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit Committee. The Chair of the Audit Committee is Charles A. Hurty. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met              times during the fiscal year ended                     , 2012.

The members of the Nominating and Governance Committee are Cecilia H. Herbert (Chair), Charles A. Hurty, Madhav V. Rajan and John E. Kerrigan, all of whom are Independent Trustees. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current

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Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board’s retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees. The Nominating and Governance Committee met              times during the fiscal year ended                     , 2012.

The members of the 15(c) Committee are Madhav V. Rajan (Chair), Cecilia H. Herbert, Charles A. Hurty and John E. Martinez, all of whom are Independent Trustees. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust’s advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock in advance of the Board meeting at which the Trust’s advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock such other matters and information as may be necessary and appropriate for the Board to evaluate investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee was formed on June 20, 2012 and therefore did not meet during the fiscal year ended                     .

The members of the Securities Lending Committee are John E. Martinez (Chair), John E. Kerrigan and George G.C. Parker, all of whom are Independent Trustees. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust’s securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock such other matters and information as may be necessary and appropriate for the Board to oversee the Trust’s securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust’s Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust’s agreement with the lending agent. The Securities Lending Committee was formed on June 20, 2012 and therefore did not meet during the fiscal year ended                     .

The members of the Equity Plus Committee are Cecilia H. Herbert (Chair), John E. Martinez and George G.C. Parker, all of whom are Independent Trustees. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and provide a report or recommendation to the Board as appropriate. The Equity Plus Committee was formed on June 20, 2012 and therefore did not meet during the fiscal year ended                     .

The members of the Fixed Income Plus Committee are John E. Kerrigan (Chair), Charles A. Hurty and Madhav V. Rajan, all of whom are Independent Trustees. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and provide a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee was formed on June 20, 2012 and therefore did not meet during the fiscal year ended                     .

As the Chairman of the Board, Robert H. Silver may participate in each Committee’s meetings.

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The following table sets forth, as of December 31, 2011, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert Kapito	iShares Dow Jones U.S. Real Estate Index Fund	$10,001-$50,000	Over $100,000
	iShares MSCI Australia Index Fund	$10,001-$50,000
	iShares MSCI Brazil Index Fund	Over $100,000
	iShares MSCI Canada Index Fund	$10,001-$50,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares MSCI Emerging Markets Index Fund	Over $100,000
	iShares MSCI Japan Index Fund	$10,001-$50,000
	iShares FTSE China 25 Index Fund	Over $100,000
	iShares Russell 1000 Growth Index Fund	Over $100,000
	iShares Russell 1000 Value Index Fund	Over $100,000
	iShares Russell 2000 Index Fund	Over $100,000
	iShares Russell Midcap Index Fund	Over $100,000

Michael Latham	iShares MSCI ACWI ex US Index Fund	Over $100,000	Over $100,000
	iShares MSCI EAFE® Small Cap Index Fund	Over $100,000
	iShares MSCI EAFE Value Index Fund	Over $100,000
	iShares MSCI Emerging Markets Index Fund	Over $100,000
	iShares Russell 2000 Index Fund	Over $100,000
	iShares Russell 2000 Value Index Fund	Over $100,000
	iShares Russell 3000 Value Index Fund	Over $100,000
	iShares Russell Microcap Index Fund	Over $100,000
	iShares S&P California AMT-Free Municipal Bond Fund	Over $100,000
	iShares S&P National AMT-Free Municipal Bond Fund	Over $100,000

Robert H. Silver	iShares Barclays 1-3 Year Credit Bond Fund	Over $100,000	Over $100,000
	iShares Barclays 1-3 Year Treasury Bond Fund	Over $100,000
	iShares Barclays Aggregate Bond Fund	$10,001-$50,000
	iShares Dow Jones U.S. Broker-Dealers Index Fund	Over $100,000
	iShares Dow Jones U.S. Financial Services Index Fund	$10,001-$50,000
	iShares Dow Jones U.S. Index Fund	$50,001-$100,000
	iShares Dow Jones U.S. Regional Banks Index Fund	$50,001-$100,000
	iShares High Dividend Equity Fund	Over $100,000
	iShares iBoxx $ Investment Grade Corporate Bond Fund	Over $100,000
	iShares MSCI ACWI ex US Index Fund	Over $100,000
	iShares MSCI BRIC Index Fund	$10,001-$50,000
	iShares MSCI EAFE Index Fund	Over $100,000

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Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Emerging Markets Index Fund	$10,001-$50,000
	iShares Russell 1000 Growth Index Fund	Over $100,000
	iShares Russell 1000 Value Index Fund	Over $100,000
	iShares Russell 2000 Growth Index Fund	$50,001-$100,000
	iShares Russell 2000 Index Fund	$1-$10,000
	iShares Russell 2000 Value Index Fund	$50,001-$100,000
	iShares Russell 3000 Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P Europe 350 Index Fund	$10,001-$50,000
	iShares S&P U.S. Preferred Stock Index Fund	Over $100,000
	iShares S&P/Citigroup International Treasury Bond Fund	$1-$10,000

George G.C. Parker	iShares Barclays Aggregate Bond Fund	$10,001-$50,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	Over $100,000
	iShares iBoxx $ Investment Grade Corporate Bond	Over $100,000
Fund
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares S&P 100 Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P California AMT-Free Municipal Bond Fund	Over $100,000

John E. Martinez	iShares Barclays TIPS Bond Fund	Over $100,000	Over $100,000
	iShares MSCI All Country Asia ex Japan Index Fund	Over $100,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares Russell 1000 Index Fund	Over $100,000
	iShares Russell 1000 Value Index Fund	Over $100,000
	iShares Russell 2000 Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P Emerging Markets Infrastructure Index Fund	Over $100,000
	iShares S&P Global Consumer Staples Sector Index Fund	Over $100,000

Cecilia H. Herbert	iShares FTSE China 25 Index Fund	$10,001-$50,000	$10,001-$50,000

Charles A. Hurty	iShares Dow Jones U.S. Financial Sector Index Fund	$1-$10,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	$1-$10,000
	iShares Dow Jones U.S. Energy Sector Index Fund	$10,001-$50,000
	iShares Dow Jones U.S. Technology Sector Index Fund	$10,001-$50,000
	iShares FTSE China 25 Index Fund	$10,001-$50,000
	iShares MSCI EAFE Index Fund	$10,001-$50,000
	iShares MSCI Japan Index Fund	$10,001-$50,000
	iShares S&P 500 Index Fund	$10,001-$50,000
	iShares S&P Global Energy Sector Index Fund	$10,001-$50,000

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Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares S&P Global Technology Sector Index Fund	$10,001-$50,000
	iShares S&P North American Technology- Multimedia Networking Index Fund	$10,001-$50,000

John E. Kerrigan	iShares MSCI ACWI ex US Index Fund	Over $100,000	Over $100,000
	iShares S&P Short Term National AMT-Free Municipal Bond Fund	Over $100,000

Madhav V. Rajan	iShares Dow Jones Select Dividend Index Fund	$10,001-$50,000	Over $100,000
	iShares High Dividend Equity Fund	$10,001-$50,000
	iShares iBoxx $ Investment Grade Corporate Bond Fund	$10,001-$50,000

As of December 31, 2011, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds’ investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.

Remuneration of Trustees. Each current Independent Trustee is paid an annual retainer of $250,000 for his or her services as a Board member to the BlackRock-advised Funds in the Exchange-Traded Fund Complex, together with out-of-pocket expenses in accordance with a Board’s policy on travel and other business expenses relating to attendance at meetings. The Independent Chairman of the Boards is paid an additional annual retainer of $50,000. The Chair of the Audit Committees is paid an additional annual retainer of $40,000. The Chair of the Nominating and Governance Committees is paid an additional annual retainer of $15,000. Each Independent Trustee that serves as a director of subsidiaries of the Exchange-Traded Complex is paid an additional annual retainer of $10,000 (plus an additional $1,765 paid annually to compensate for taxes due in the Republic of Mauritius). The table below sets forth the compensation earned by each Independent Trustee and Interested Trustee from each Fund for the fiscal year ended                     , 2012 and the aggregate compensation paid to them by the Exchange-Traded Complex for the calendar year ended December 31, 2011.

Trustee	iShares Australian Dollar Cash Rate Fund	iShares British Pound Cash Rate Fund	iShares Canadian Dollar Cash Rate Fund	iShares Chinese Offshore Renminbi Cash Rate Fund	iShares Euro Cash Rate Fund	iShares Japanese Yen Cash Rate Fund	iShares Mexican Peso Cash Rate Fund
Independent Trustees:
Robert H. Silver
George G.C. Parker
John E. Kerrigan
Charles A. Hurty
Cecilia H. Herbert
Darrell Duffie[3]
John Martinez
Madhav V. Rajan[4]
Interested Trustees:
Robert S. Kapito
Michael Latham

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Trustee	iShares New Zealand Dollar Cash Rate Fund	iShares Norwegian Krone Cash Rate Fund	iShares Singapore Dollar Cash Rate Fund	iShares Swedish Krona Cash Rate Fund	iShares Swiss Franc Cash Rate Fund	iShares Thai Offshore Baht Cash Rate Fund	iShares Turkish Lira Cash Rate Fund
Independent Trustees:
Robert H. Silver
George G.C. Parker
John E. Kerrigan
Charles A. Hurty
Cecilia H. Herbert
Darrell Duffie[3]
John Martinez
Madhav V. Rajan[4]
Interested Trustees:
Robert S. Kapito
Michael Latham

Trustees	Pension or Retirement Benefits Accrued As Part of Trust Expenses[1]	Estimated Annual Benefits Upon Retirement[1]	Total Compensation From the Funds and Fund Complex[2]
Independent Trustees:
Robert H. Silver	Not Applicable	Not Applicable	$250,000
George G.C. Parker	Not Applicable	Not Applicable	300,000
John E. Kerrigan	Not Applicable	Not Applicable	276,765
Charles A. Hurty	Not Applicable	Not Applicable	290,000
Cecilia H. Herbert	Not Applicable	Not Applicable	261,765
Darrell Duffie[3]	Not Applicable	Not Applicable	62,500
John E. Martinez	Not Applicable	Not Applicable	261,765
Madhav V. Rajan[4]	Not Applicable	Not Applicable	187,500
Interested Trustees:
Robert S. Kapito	Not Applicable	Not Applicable	0
Michael Latham	Not Applicable	Not Applicable	0

[1]	No Trustee or officer is entitled to any pension or retirement benefits from the Trust.
[2]	Includes compensation for service on the Boards of Directors of iShares , Inc. and iShares MSCI Russia Capped Index Fund, Inc.
[3]	Served as Trustee through March 19, 2011.
[4]	Appointed to serve as Independent Trustee of the Trust effective May 16, 2011.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Funds as they have not commenced operations as of the date of this SAI.

Potential Conflicts of Interest. The PNC Financial Services Group, Inc. (“PNC”), has a significant economic interest in BlackRock, Inc., the parent of BFA, the Funds’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BFA, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), with respect to the Funds and/or other accounts managed by BlackRock or PNC, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock and PNC their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed-income, cash management and alternative investments. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders.

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These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments that may be purchased or sold by a Fund.

BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of a Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be

33

periods, for example, when BlackRock, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of Affiliates. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates, or, to the extent permitted by the SEC, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock or its Affiliates may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

One or more Affiliates may act as broker, dealer, agent or lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their respective shareholders will be required, and no fees or other compensation payable by the Funds or their respective shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.

When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund’s creditworthiness.

34

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize an electronic crossing network (“ECN”) in executing client transactions for certain types of securities or other instruments. The ECN may charge fees for its services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities or other instruments purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, the ECN may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. Blackrock and the Cürex Group have entered into a business relationship pursuant to which the Cürex Group may provide services and technology to process subscriptions and redemption transactions and provide pricing information for the Funds. BlackRock may pay compensation to the Cürex Group for these services. BlackRock will only utilize the ECN consistent with its obligation to seek to obtain best execution in client transactions.

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BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the Proxy Voting Policy section of this SAI.

It is also possible that, from time to time, BlackRock or its Affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Fund’s expense ratio. BlackRock and its Affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or in which an Affiliate makes a market. A Fund also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates, their personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their respective shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

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As disclosed in more detail in the Determination of Net Asset Value section of the Funds’ Prospectus, when market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing, pursuant to procedures adopted by the Fund’s Board. As a result, the Funds’ sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Fund may invest all or some of its short-term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses. BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BFA and BlackRock each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for a Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of

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clients (including the Funds), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates may serve as Authorized Participants in the issuance and redemption of exchange-traded funds, including funds advised by Affiliates of BlackRock. As described in greater detail in the Subscriptions and Redemptions section of each Prospectus, BlackRock and its Affiliates may therefore be deemed to be participants in a distribution of iShares funds that could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates, including BFA, in addition to those described in this section, may give rise to additional conflicts of interest.

Investment Advisory, Administrative and Distribution Services

Investment Adviser. BFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Pursuant to the Investment Advisory Agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the Investment Advisory Agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law. BFA is responsible under the Investment Advisory Agreement for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Funds will bear the cost of, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is paid a management fee at the annual rates (as a percentage of such Fund’s average net assets) set forth below. Because the Funds have been in operation for less than one full fiscal year, this percentage reflects the rate at which BFA will be paid.

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The following table sets forth the aforementioned annual rates for each Fund:

Fund	Management Fee
iShares Australian Dollar Cash Rate Fund		%
iShares British Pound Cash Rate Fund		%
iShares Canadian Dollar Cash Rate Fund		%
iShares Chinese Offshore Renminbi Cash Rate Fund		%
iShares Euro Cash Rate Fund		%
iShares Japanese Yen Cash Rate Fund		%
iShares Mexican Peso Cash Rate Fund		%
iShares New Zealand Dollar Cash Rate Fund		%
iShares Norwegian Krone Cash Rate Fund		%
iShares Singapore Dollar Cash Rate Fund		%
iShares Swedish Krona Cash Rate Fund		%
iShares Swiss Franc Cash Rate Fund		%
iShares Thai Offshore Baht Cash Rate Fund		%
iShares Turkish Lira Cash Rate Fund		%

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of U.S. federal banking laws and regulations (i) may prohibit BlackRock, Inc., BFA or its affiliates from controlling or underwriting the shares of the Funds, but (ii) do not prohibit BlackRock, Inc. or BFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BFA, or its affiliates, would consider performing additional services for the Trust. BFA cannot predict whether these changes will be enacted, or the terms under which BFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. As of                     , 2012, the individuals named as Portfolio Managers in the Funds’ Prospectuses were also primarily responsible for the day-to-day management of certain other types of portfolios and/or accounts as follows:

Cindy Bernhardt

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

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Michael Evan

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Pursuant to BFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. By their nature, incentive-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of                     , 2012:

Cindy Bernhardt

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Michael Evan

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

The discussion below describes the Portfolio Managers’ compensation as of                     , 2012.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a

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variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. All of the eligible portfolio managers have participated in the deferred compensation program.

Other Compensation Benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in incentive savings plans:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”), and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the U.S. Internal Revenue Service (“IRS”) limit ($250,000 for 2012). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the Purchase Date. Cindy Bernhardt and Michael Evan are each eligible to participate in these plans.

As of                     , 2012, the Portfolio Managers did not beneficially own shares of the Funds.

Codes of Ethics. The Trust, BFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Anti-Money Laundering Requirements. The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

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The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.

Distributor. The Distributor’s principal address is 525 Washington Boulevard, Suite 1405, Jersey City, NJ 07310. The Distributor is an affiliate of BlackRock, Inc. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor in an amount at least equal to a Fund’s Minimum Subscription Size, as described in the applicable Prospectus and below in the Subscription and Redemption of Shares section of this SAI. Fund shares in amounts less than a Fund’s Minimum Subscription Size are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing an amount at least equal to a Fund’s Minimum Subscription Size and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Subscription Size Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC participants and/or investor services organizations.

BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Financial Intermediary Compensation. BFA and/or its subsidiaries (“BFA Entities”) pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, other iShares funds or exchange-traded products in general (“Payments”). BFA Entities make Payments from their own assets and not from the assets of the Funds. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Funds and other iShares funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other iShares funds. BFA Entities make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs,

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conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, BFA Entities make Payments to Intermediaries that make shares of the Funds and certain other iShares funds available to their clients, develop new products that feature iShares or otherwise promote the Funds and other iShares funds. Payments of this type are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other iShares funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

As of February 2, 2010, BFA Entities had arrangements to make Payments other than Education Costs or Publishing Costs only to Fidelity Brokerage Services LLC (“FBS”). Pursuant to BFA Entities’ arrangement with FBS, FBS has agreed to promote iShares funds to FBS’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of certain iShares funds online (the “Co-Branded Marketing Program”). BFA Entities have agreed to facilitate the Co-Branded Marketing Program by making payments to FBS during the term of the agreement in a fixed amount. Upon termination of the agreement the BFA Entities will make additional payments to FBS based upon a number of criteria, including the overall success of the Co-Branded Marketing Program and the level of services provided by FBS during the wind-down period.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, BFA Entities make Education Costs and Publishing Costs Payments to other Intermediaries that are not listed above. BFA Entities may determine to make Payments based on any number of metrics. For example, BFA Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the Payments paid by BFA Entities in connection with the Funds, iShares funds and exchange-traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any Payments made by the BFA Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of iShares funds.

Brokerage Transactions

BFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities and other instruments. In selecting brokers or dealers for any transaction in portfolio securities and other instruments, BFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security or instrument, the price of the security or instrument, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities or instruments, broad distributions, or other circumstances. BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the

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consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Funds’ purchase and sale orders for securities or instruments may be combined with those of other investment companies, clients or accounts that BFA or its affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities or instruments of a Fund and one or more other accounts managed or advised by BFA or its affiliates are considered at or about the same time, transactions in such securities or instruments are allocated among a Fund and the other accounts in a manner deemed equitable to all by BFA and its affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security or instrument as far as a Fund is concerned.

However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to a Fund. BFA and its affiliates may deal, trade and invest for their own account in the types of securities or instruments in which a Fund may invest. BFA and its affiliates may, from time to time, effect trades on behalf of and for the account of a Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

Subscription or redemption transactions, to the extent consisting of cash, may require a Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities (as defined below under Fund Deposit) or sales of Fund Securities (as defined below under Redemption of Shares), as applicable. Such transactions with a particular broker-dealer may be conditioned upon the broker-dealer’s agreement to transact at guaranteed price levels in order to reduce transaction costs a Fund would otherwise incur as a consequence of settling subscription or redemption transactions in cash rather than in-kind.

Following a Fund’s receipt of an order to purchase or redeem shares, to the extent such purchases or redemptions are only partially for cash, the Fund will enter an order with a broker or dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable.

A Fund also may seek to enter into a Qualifying FX Transaction with an Authorized Participant or its affiliate. For purposes of the foregoing, a “Qualifying FX Transaction” means a spot foreign currency exchange contract pursuant to which a Fund is entitled to receive from its counterparty an amount of a Fund’s FX Base Currency equal to the product of (i) the Fund’s NAV expressed in the Fund’s FX Base Currency on the day the order is accepted by the Fund, minus any income earned and accrued, and expenses, and (ii) the number of shares being issued or redeemed, and is required to deliver to its counterparty United States dollars in an amount equal to the product of (a) the Fund’s NAV on the day the order is accepted by the Fund, minus any income earned and accrued, and expenses, and (b) the number of shares being issued or redeemed. An Authorized Participant, or its affiliate, entering into a Qualifying FX Transaction with a Fund will be required to bear the transaction costs associated with effecting the Qualifying FX Transaction.

The circumstances under which a Qualifying FX Transaction will be used for the Funds will be disclosed in the procedures handbook for Authorized Participants and may change from time to time based on the actual experience of each Fund.

Additional Information Concerning the Trust

Shares. The Trust currently consists of more than [    ] separate investment series or portfolios called funds. The Trust issues shares of beneficial interests in each fund with no par value. The Board may designate additional iShares funds. Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive,

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exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (1) required by the 1940 Act, or (2) the Trustees determine that the matter affects the interests of more than one fund.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the subscription of the initial shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

In accordance with the Trust’s Amended and Restated Agreement and Declaration of Trust dated September 17, 2009 (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more funds commencing operations after September 24, 2008 (each, a “New Fund”) to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another New Fund.

Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 525 Washington Boulevard, Suite 1405, Jersey City, NJ 07310.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such Fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the Minimum Subscription Size. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than a Fund’s Minimum Subscription Size or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Funds. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

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Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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Subscription and Redemption of Shares

General. The Trust issues and sells shares of each Fund on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. The following table sets forth the Minimum Subscription Size of each Fund that constitutes a valid subscription or redemption order for such Fund and the value of the Minimum Subscription Size in United States dollars, as of                     , 2012:

Fund	Approximate Dollar Value of the Minimum Subscription Size	Minimum Subscription Size (Number of Shares)
iShares Australian Dollar Cash Rate Fund	$
iShares British Pound Cash Rate Fund
iShares Canadian Dollar Cash Rate Fund
iShares Chinese Offshore Renminbi Cash Rate Fund
iShares Euro Cash Rate Fund
iShares Japanese Yen Cash Rate Fund
iShares Mexican Peso Cash Rate Fund
iShares New Zealand Dollar Cash Rate Fund
iShares Norwegian Krone Cash Rate Fund
iShares Singapore Dollar Cash Rate Fund
iShares Swedish Krona Cash Rate Fund
iShares Swiss Franc Cash Rate Fund
iShares Thai Offshore Baht Cash Rate Fund
iShares Turkish Lira Cash Rate Fund

The Board reserves the right to declare a split, reverse split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the minimum number of shares constituting a subscription or redemption order, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board and/or as a result of changes in currency valuations.

A “Business Day” with respect to each Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of shares of a Fund generally consists of an amount of cash equal in value to the holdings of the Fund in exchange for a specified number of Fund shares (which value must be equal to or greater than the Fund’s Minimum Subscription Size). Issuances of shares may occur in increments of one share or more in excess of the Fund’s Minimum Subscription Size. Each Fund may also accept securities in lieu of cash at the discretion of the Fund (“Deposit Securities”). Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities is the sole responsibility of the Authorized Participant purchasing the shares. The Funds generally offer shares solely for cash.

BFA makes available through the Cürex Group’s technology platform on each Business Day prior to the opening of business on the Listing Exchange, the value of the Qualifying FX Transaction, the list of names and the required number of shares of each Deposit Security, if any, and the amount of cash necessary to purchase the shares (together, the cash and any Deposit Securities are referred to herein as the “Fund Deposit”) based on information as of the end of the previous Business Day for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to any purchases of shares of a Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities, if any, change pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the applicable Fund.

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Cash Purchase Method. The Funds generally offer shares solely for cash. For all cash purchases, the Authorized Participant must deliver cash equal to the NAV of the shares being purchased. When Deposit Securities are specified, resulting in partial cash purchases, the Authorized Participant must also pay to deliver the Deposit Securities and the remaining cash constituting the Fund Deposit. The Authorized Participant will also be required to pay certain transaction fees and charges for cash purchases, as described below, and, if transacting as broker with a Fund (or acting as a counterparty to a Qualifying FX Transaction), may be required to cover certain brokerage, tax, foreign exchange, execution and market impact costs, as described in the Brokerage Transactions section of this SAI.

Role of the Authorized Participant. Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay any transaction fees described below. An Authorized Participant acting on behalf of an investor may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the consideration for the shares. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, subscription orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Subscription Orders. To initiate an order for shares of a Fund (except the iShares New Zealand Dollar Cash Rate Fund), an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. To initiate an order for shares of the iShares New Zealand Dollar Cash Rate Fund, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund generally before 12:30 p.m., Eastern time on any Business Day to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Funds may require orders for shares to be placed earlier in the day. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time.

Those placing orders to purchase shares through an Authorized Participant should allow sufficient time to permit proper submission of the subscription order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any subscription order.

Investors, other than Authorized Participants, are responsible for making arrangements for a subscription request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, cash in immediately available or same day funds estimated by a Fund to be sufficient to pay the Fund Deposit (exclusive of any Deposit Securities) next determined after acceptance of the purchase order, together with the applicable transaction fees. Any excess funds will be returned following settlement of the issue of the shares. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the applicable amount of cash.

Timing of Submission of Subscription Orders. An Authorized Participant must submit an irrevocable order to purchase shares of a Fund (except the iShares New Zealand Dollar Cash Rate Fund) generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. An Authorized Participant must submit an irrevocable order to purchase shares of the iShares New Zealand Dollar Cash Rate Fund generally before 12:30 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Subscription Orders must be transmitted by an

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Authorized Participant by the transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the markets in the relevant foreign market are closed may not be accepted. Each Fund’s deadline specified above for the submission of subscription orders is referred to as that Fund’s “Cutoff Time.” The Distributor or its agent, in its discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor. Subscription orders and redemption requests, if accepted by the Fund, will be processed based on the NAV next determined after such acceptance in accordance with the Fund’s Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Shares. Subject to the conditions that (i) an irrevocable subscription order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to a Funds are in place, the Funds will accept the order, subject to each Fund’s right (and the right of the Distributor or its agent and BFA) to reject any order until acceptance.

Once a Fund has accepted an order, upon the next determination of the Fund’s NAV, the Fund will confirm the issuance of the shares, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Each Fund reserves the absolute right to reject or revoke a subscription order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Fund Deposit does not conform to the consideration specified, as described above, and/or the Qualifying FX Transaction is not effected; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would, in the discretion of the Fund or BFA, have an adverse effect on the Fund or the rights of beneficial owners; or (vi) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process subscription orders. The Distributor or its agent shall notify a prospective purchaser of shares and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, State Street, the custodian, the sub-custodian and the Distributor are under not duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Shares. Except as provided herein, shares will not be issued until the transfer of good title to the Fund of any Deposit Securities, if any, and the payment of the appropriate cash amount in United States dollars have been completed and, if applicable, confirmation that the Qualifying FX Transaction has been effected. Shares are typically issued on a “T+2 basis” (i.e., two Business Days after trade date). However, as discussed in the Regular Holidays section of this SAI, each Fund reserves the right to settle transactions to issue shares on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules.

In certain cases, Authorized Participants may issue and redeem shares on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the subscription and redemption transactions are for separate beneficial owners. All questions as to the Fund Deposit and the validity, form, eligibility and acceptance of the Fund Deposit shall be determined by each Fund and the Fund’s determination shall be final and binding.

Costs Associated with Subscription Transactions. A standard subscription transaction fee is imposed to offset transfer, processing and other transaction costs associated with the issuance of shares. The standard subscription transaction fee is charged to the Authorized Participant on the day such Authorized Participant is issued shares, regardless of the number of shares purchased. If a subscription order consists solely or partially of cash, which will be the case for most orders, Authorized Participants may also be required to bear the costs of transferring a Fund’s FX Base Currency or other Fund assets from a Fund to the account of the Authorized Participant or its client. Authorized Participants may be required to pay a transaction fee to the ECN provider in connection with subscription transactions in Fund shares. It is anticipated that this transaction fee will vary depending on the number of Fund

49

shares purchased by the Authorized Participant on a given day. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may pay fees for such services.

The following table sets forth each Fund’s standard subscription transaction fees and maximum additional transaction charges (as described above):

Fund	Standard Subscription Transaction Fee	Maximum Additional Charge for Subscription Orders*
iShares Australian Dollar Cash Rate Fund	$	$
iShares British Pound Cash Rate Fund
iShares Canadian Dollar Cash Rate Fund

Fund	Standard Subscription Transaction Fee	Maximum Additional Charge for Subscription Orders*
iShares Chinese Offshore Renminbi Cash Rate Fund
iShares Euro Cash Rate Fund
iShares Japanese Yen Cash Rate Fund
iShares Mexican Peso Cash Rate Fund
iShares New Zealand Dollar Cash Rate Fund
iShares Norwegian Krone Cash Rate Fund
iShares Singapore Dollar Cash Rate Fund
iShares Swedish Krona Cash Rate Fund
iShares Swiss Franc Cash Rate Fund
iShares Thai Offshore Baht Cash Rate Fund
iShares Turkish Lira Cash Rate Fund

*	As a percentage of the NAV per subscription order.

If a purchase consists solely or partially of cash, which will be the case for most orders, and the applicable Fund places a brokerage transaction for portfolio securities or other instruments, or enters into a Qualifying FX Transaction with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer or counterparty with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and market impact costs, as further described in the Brokerage Transactions section of this SAI.

Redemption of Shares. Shares of a Fund may be redeemed by Authorized Participants only in aggregations equal to or greater than the Fund’s Minimum Subscription Size at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than the Minimum Subscription Size. Redemptions of shares may occur in increments of one Share or more in excess of the Minimum Subscription Size. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of the Minimum Subscription Size. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

The Funds generally redeem shares solely for cash. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming shares of a Fund.

BFA makes available through the Cürex Group’s technology platform, prior to the opening of business on the Listing Exchange on each Business Day, the value of the Qualifying FX transaction, the designated portfolio of securities, if any, that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash applicable to a redemption (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable in order to effect redemptions of shares of the Funds until such

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time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to subscriptions of shares of a Fund.

If redemptions are not paid in cash, the redemption proceeds for shares generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security in addition to the remaining Cash Amount. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Funds generally redeem shares solely for cash.

Cash Redemption Method. The Funds generally redeem shares solely for cash. For all cash redemptions, the Fund will deliver cash to the Authorized Participant equal to the NAV of the shares being redeemed. When Fund Securities are specified, resulting in partial cash redemptions, the Authorized Participant will receive the Fund Securities and the remaining cash constituting the Cash Amount. The Authorized Participant will also be required to pay certain transaction fees and charges for cash redemptions, as described below, and, if transacting as broker with a Fund (or acting as a counterparty to a Qualifying FX Transaction), may be required to cover certain brokerage, tax, foreign exchange, execution and market impact costs, as described in the Brokerage Transactions section of this SAI.

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer, processing and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems shares, regardless of the number of shares redeemed, on the applicable Business Day. If a subscription order consists solely or partially of cash, which will be the case for most orders, Authorized Participants may also be required to bear the costs of transferring a Fund’s FX Base Currency or other Fund assets from the Fund to the account of the Authorized Participant or its client. Authorized Participants may be required to pay a transaction fee to the ECN provider in connection with redemption transactions in Fund shares. It is anticipated that this transaction fee will vary depending on the number of Fund shares redeemed by the Authorized Participant on a given day. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may pay fees for such services.

The following table sets forth each Fund’s standard redemption transaction fees and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemption Orders*
iShares Australian Dollar Cash Rate Fund	$	$
iShares British Pound Cash Rate Fund
iShares Canadian Dollar Cash Rate Fund
iShares Chinese Offshore Renminbi Cash Rate Fund
iShares Euro Cash Rate Fund
iShares Japanese Yen Cash Rate Fund
iShares Mexican Peso Cash Rate Fund
iShares New Zealand Dollar Cash Rate Fund
iShares Norwegian Krone Cash Rate Fund
iShares Singapore Dollar Cash Rate Fund
iShares Swedish Krona Cash Rate Fund
iShares Swiss Franc Cash Rate Fund
iShares Thai Offshore Baht Cash Rate Fund
iShares Turkish Lira Cash Rate Fund

*	As a percentage of the NAV per redemption order, inclusive of the standard redemption transaction fee.

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If a redemption consists solely or partially of cash, which will be the case for most orders, and the applicable Fund places a brokerage transaction for portfolio securities or other instruments, or enters into a Qualifying FX Transaction with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer or counterparty with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and market impact costs, as further described in the Brokerage Transactions section of this SAI.

Placement of Redemption Orders. Redemption requests for shares of a Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund (except the iShares New Zealand Dollar Cash Rate Fund) generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. An Authorized Participant must submit an irrevocable request to redeem shares of the iShares New Zealand Dollar Cash Rate Fund generally before 12:30 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem shares may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem shares should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds’ Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to a Fund’s Transfer Agent shares in an amount equal to or greater than the Fund’s Minimum Subscription Size being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day, (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash included in the redemption payment made in respect of the shares being redeemed in an amount equal or greater than the Fund’s Minimum Subscription Size will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds by a Fund generally will be made within two Business Days (i.e., “T+2”). However, as discussed in the Regular Holidays section of this SAI, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate non-U.S. market holiday schedules. The Regular Holidays section of this SAI identifies the instances, if any, where more than seven days would be

52

needed to deliver redemption proceeds. Pursuant to an SEC order, the Trust will make delivery of redemption proceeds within the number of days stated in the Regular Holidays section of this SAI.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may in its discretion exercise its option to effect the redemption solely for cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the Beneficial Owner will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem shares of a Fund for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

The interbank market in foreign currencies is a global, around-the-clock market. Therefore, the hours of trading for shares of the Funds will not always conform to the hours during which the FX Base Currencies and United States dollar are traded. Significant price and rate movements may take place in the underlying foreign exchange markets that will not be reflected immediately in the price of shares of the Funds. The right to redeem may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which payment of cash or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Subscriptions and Redemptions of Shares. An Authorized Participant generally will recognize either gain or loss upon the exchange of cash for shares. This gain or loss is calculated by taking the market value of the shares purchased over the Authorized Participant’s aggregate basis in the cash exchanged thereof. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of cash for shares is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of shares will generally create long-term capital gain or loss if the Authorized Participant holds shares for more than one year, or short-term capital gain or loss if shares were held for one year or less, if the shares are held as capital assets.

Regular Holidays. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities or other financial instruments within normal settlement period.

The delivery cycles currently practicable for transferring portfolio securities or other financial instruments to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited financial transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local delivery practices, could affect the information set forth herein at some time in the future.

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In calendar years 2012 and 2013, the dates of regular holidays affecting the relevant markets in which a Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant markets):

2012

Australia
January 2	April 10	August 6	December 24
January 26	April 25	August 15	December 25
March 12	May 7	October 1	December 26
April 6	June 4	October 8	December 31
April 9	June 11	November 6

Canada
January 2	May 21	September 3	December 26
January 3	June 25	October 8
February 20	July 2	November 12
April 6	August 6	December 25

China
January 2	January 30	May 7	October 4
January 16	January 31	May 28	October 5
January 23	February 20	July 4	October 8
January 24	May 1	September 3	November 12
January 25	May 2	October 1	November 22
January 26	May 3	October 2	December 25
January 27	May 4	October 3

Hong Kong
February 2	April 22	June 6	December 26
February 3	April 25	July 1	December 27
February 4	May 2	September 13
April 5	May 10	October 5

Japan
January 2	April 30	September 17	December 31
January 3	May 3	October 8
January 9	May 4	November 23
March 20	July 16	December 24

Mexico
February 6	May 1	December 25
March 19	November 2
April 5	November 19
April 6	December 12

New Zealand
January 2	April 9	December 25
January 3	April 25	December 26
February 6	June 4
April 6	October 22

Norway
April 4	May 1	December 25
April 5	May 17	December 26
April 6	May 28	December 31
April 9	December 24

Singapore
January 2	May 1	November 13
January 23	August 9	December 25
January 24	August 20
April 6	October 26

Sweden
January 5	April 9	May 17	December 24
January 6	April 30	June 6	December 25
April 5	May 1	June 22	December 26
April 6	May 16	November 2	December 31

Switzerland
January 2	May 1	August 1
April 6	May 17	December 25
April 9	May 28	December 26

Thailand
January 2	April 16	August 2	December 10
March 7	May 1	August 13	December 31
April 6	May 7	October 23
April 13	June 4	December 5

Turkey
April 23	August 21	October 25
May 1	August 30	October 26
August 20	October 24	October 29

The United Kingdom
January 2	June 4	December 25
April 6	June 5	December 26
April 9	August 27	December 31
May 7	December 24

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2013

Australia
January 1	April 1	June 10	November 5
January 28	April 25	August 5	December 25
March 4	May 6	August 14	December 26
March 11	May 20	September 30
March 29	June 3	October 7

Canada
January 1	May 20	September 2	December 26
January 2	June 24	October 14
February 18	July 1	November 11
March 29	August 5	December 25

China
January 1	February 14	May 7	October 3
January 21	February 15	May 27	October 4
February 7	February 18	July 4	October 7
February 8	May 1	September 2	October 14
February 11	May 2	September 30	November 11
February 12	May 3	October 1	November 28
February 13	May 6	October 2	December 25

Hong Kong
January 2	April 6	October 1	December 25
January 23	April 9	October 2	December 26
January 24	May 1	October 23	December 31
April 4	July 2	December 24

Japan
January 1	February 11	May 6	October 14
January 2	March 20	July 15	November 4
January 3	April 29	September 16	December 23
January 14	May 3	September 23	December 31

Mexico
January 1	March 21	September 16	December 25
February 4	March 28	November 18
February 5	March 29	November 20
March 18	May 1	December 12

New Zealand
January 1	February 6	June 3
January 2	March 29	October 28
January 21	April 1	December 25
January 28	April 25	December 26

Norway
January 1	May 1	December 24
March 28	May 9	December 25
March 29	May 17	December 26
April 1	May 20	December 31

Singapore
January 1	May 24	November 2
February 11	May 25	November 4
February 12	August 8	December 25
March 29	August 9
May 1	October 15

Switzerland
January 1	May 1	August 15	December 26
January 2	May 9	September 5	December 31
March 19	May 20	November 1
March 29	May 30	December 24
April 1	August 1	December 25

Thailand
January 1	April 16	July 1	December 5
February 25	May 1	July 23	December 10
April 8	May 6	August 12	December 31
April 15	May 27	October 23

Turkey
January 1	August 9	October 16	October 29
April 23	August 30	October 17
August 7	October 14	October 18
August 8	October 15	October 28

The United Kingdom
January 1	May 6	December 25
March 29	May 27	December 26
April 1	August 26

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Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries and regions where the Funds may hold securities or other financial instruments. In the calendar years 2012 and 2013, the dates of regular holidays affecting the following markets present the worst-case redemption cycles* for a Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	04/03/12	04/11/12	8
	04/04/12	04/12/12	8
	04/05/12	04/13/12	8
	12/19/12	12/27/12	8
	12/20/12	12/28/12	8
	12/21/12	01/01/13	11
China	01/18/12	02/01/12	14
	01/19/12	02/02/12	14
	01/20/12	02/03/12	14
	04/26/12	05/08/12	12
	04/27/12	05/09/12	12
	04/30/12	05/10/12	12
	09/26/12	10/09/12	13
	09/27/12	10/10/12	13
	09/28/12	10/11/12	13
Japan	04/27/12	05/07/12	10
Norway	03/30/12	04/10/12	11
	04/02/12	04/11/12	9
	04/03/12	04/12/12	9
	12/19/12	12/27/12	8
	12/20/12	12/28/12	8
	12/21/12	01/01/13	11
Turkey	10/19/12	10/30/12	11
	10/22/12	10/31/12	9
	10/23/12	11/01/12	9
United Kingdom	12/19/12	12/27/12	8
	12/20/12	12/28/12	8
	12/21/12	01/01/13	11
China	02/04/13	02/19/13	15
	02/05/13	02/20/13	15
	02/06/13	02/21/13	15
	04/26/13	05/08/13	12
	04/29/13	05/09/13	10
	04/30/13	05/10/13	10
	09/25/13	10/08/13	13
	09/26/13	10/09/13	13
	09/27/13	10/10/13	13
Norway	03/25/13	04/02/13	8
	03/26/13	04/03/13	8
	03/27/13	04/04/13	8
	12/19/13	12/27/13	8
	12/20/13	12/30/13	10
	12/23/13	01/02/14	10

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Country	Trade Date	Settlement Date	Number of Days to Settle
Sweden	12/19/13	12/27/13	8
	12/20/13	12/30/13	10
	12/23/13	01/02/14	10
Switzerland	12/19/13	12/27/13	8
	12/20/13	12/30/13	10
	12/23/13	01/02/14	10
Turkey	10/10/13	10/21/13	11
	10/11/13	10/22/13	11

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

Taxes

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and non-U.S. tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Regulated Investment Company Qualifications. Each Fund intends to continue to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of each Fund’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund’s total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.

A Fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by that Fund in computing its taxable income.

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Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. A Fund’s investments in partnerships, including in qualified publicly-traded partnerships, may result in a Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

The U.S. Department of the Treasury has the statutory authority to restrict by regulation the ability of registered investment companies to realize foreign currency gains that are not directly related to the fund’s business of investing in stocks and securities. The issuance of such regulations could prevent the Fund’s from practicing their investment objectives.

Taxation of RICs. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Foreign currency contracts generally produce ordinary income or loss for tax purposes. Foreign currency losses may offset the Fund’s taxable net income but not net short-term and long-term capital gains.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its net tax-exempt income, investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount

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equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b)will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.

Beginning in 2013, a 3.8% U.S. federal Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly), and of estates and trusts.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October and its late-year ordinary loss (defined as the excess of a Funds post-October foreign currency and passive foreign investment companies” (“PFICs”) losses and other post-December ordinary losses over post-October foreign currency and PFIC gains and other post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Sales of Shares. Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Funds, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the

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shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.

If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Sections 351 and 362. The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives. A Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

A Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor

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part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Excess Inclusion Income. Under current law, the Funds serve to block unrelated business taxable income from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as unrelated business taxable income for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has unrelated business taxable income (“UBTI”) for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Non-U.S. Investments. Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the United States dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed.

Passive Foreign Investment Companies. If a Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income

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is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, a Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

A Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Reporting. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, tax-exempt interest dividends, or upon the sale or other disposition of shares of a Fund.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013, and redemption proceeds paid after December 31, 2014, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS that state that they will

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provide the IRS information, including the name, address and taxpayer identification number of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership, unless certain exceptions apply.

Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

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Financial Statements

Financial statements for the Funds are not available because, as of the date of this SAI, the Funds have no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm.                      serves as the Trust’s independent registered public accounting firm, audits the Funds’ financial statements, and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Institutional Trust Company, N.A. – Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

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IS-SAl-    -

iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 28. Exhibits:

PEA # 755

Exhibit Number	Description

(a)	Amended and Restated Agreement and Declaration of Trust, dated September 17, 2009, is incorporated herein by reference to Post-Effective Amendment No. 303, filed October 16, 2009 (“PEA No. 303”).

(a.1)	Restated Certificate of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006.

(b)	Amended and Restated By-Laws, dated April 20, 2010, are incorporated herein by reference to Post-Effective Amendment No. 418, filed May 4, 2010.

(c)	Article II of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a) to PEA No. 303.

(d.1)	Investment Advisory Agreement, dated December 1, 2009, between the Trust and BlackRock Fund Advisors (“BFA”) is incorporated herein by reference to Post-Effective Amendment No. 354, filed December 28, 2009.

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BFA is incorporated herein by reference to Post-Effective Amendment No. 754, filed July 24, 2012 (“PEA No. 754”).

(d.3)	Schedule A to the Investment Advisory Agreement between iShares, Inc. and BFA is incorporated herein by reference to PEA No. 754.

(d.4)	Schedule A to the Investment Advisory Agreement between iShares MSCI Russia Capped Index Fund, Inc. and BFA is incorporated herein by reference to Post-Effective Amendment No. 636, filed December 20, 2011.

(d.5)	Master Advisory Fee Waiver Agreement, dated December 1, 2009, between the Trust and BFA is incorporated herein by reference to Post-Effective Amendment No. 512, filed March 24, 2011 (“PEA No. 512”).

(d.6)	Schedule A to the Master Advisory Fee Waiver Agreement is incorporated herein by reference to Post-Effective Amendment No. 751, filed July 24, 2012 (“PEA No. 751”).

(d.7)	Form of Participation Agreement is incorporated herein by reference to PEA No. 512.

(d.8)	Sub-Advisory Agreement, dated December 1, 2010, between BFA and BlackRock International Limited is incorporated herein by reference to Post-Effective Amendment No. 529, filed April 21, 2011.

(d.9)	Appendix A to the Sub-Advisory Agreement is incorporated herein by reference to PEA No. 751.

(e.1)	Distribution Agreement, dated February 3, 2012, between the Trust and BlackRock Investments, LLC (“BRIL”) is incorporated herein by reference to Post-Effective Amendment No. 722, filed March 29, 2012 (“PEA No. 722”).

(e.2)	Exhibit A to the Distribution Agreement is incorporated herein by reference to PEA No. 754.

(f)	Not applicable.

(g)	Service Module for Custodial Services, dated April 21, 2011, is incorporated herein by reference to Post-Effective Amendment No. 573, filed August 19, 2011 (“PEA No. 573”).

(h.1)	Master Services Agreement, dated April 21, 2011, between the Trust and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to Post-Effective Amendment No. 551, filed June 27, 2011.

(h.2)	Exhibit A to the Master Services Agreement is incorporated herein by reference to PEA No. 754.

(h.3)	Service Module for Fund Administration and Accounting Services, dated April 21, 2011, is incorporated herein by reference to PEA No. 573.

(h.4)	Service Module for Transfer Agency Services, dated April 21, 2011, is incorporated herein by reference to PEA No. 573.

(h.5)	Amended and Restated Securities Lending Agency Agreement, dated December 6, 2011, among the Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc., iShares US. ETF Company, Inc., iShares U.S. ETF Trust and BlackRock Institutional Trust Company, N.A. (“BTC”)[1] is incorporated herein by reference to PEA No. 751.

(h.6)	Schedule A to the Amended and Restated Securities Lending Agency Agreement is incorporated herein by reference to PEA No. 754.

(h.7)	Form of Master Securities Loan Agreement (including forms of Annexes, Schedule and Appendix thereto) is incorporated herein by reference to Post-Effective Amendment No. 369, filed January 22, 2010.

(h.8)	Sublicense Agreement, dated April 25, 2000, between BTC[1] and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to Post-Effective Amendment No. 2, filed May 12, 2000 (“PEA No. 2”).

(h.9)	Amendment to Sublicense Agreement between BTC[1] and the Trust for the iShares S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 459, filed July 29, 2010 (“PEA No. 459”).

(h.10)	Sublicense Agreement, dated April 25, 2000, between BTC[1] and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to Post-Effective Amendment No. 37, filed June 6, 2005 (“PEA No. 37”).

(h.11)	Exhibit A to the Sublicense Agreement, dated April 1, 2006, between BTC[1] and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006.

(h.12)	Sublicense Agreement between BTC[1] and the Trust for iShares Dow Jones Funds to be filed by amendment.

(h.13)	Sublicense Agreement, dated April 25, 2000, between BTC[1] and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.14)	Amendment to Sublicense Agreement between BTC[1] and the Trust for iShares Russell Funds is incorporated herein by reference to PEA No. 459.

(h.15)	Sublicense Agreement between BTC[1] and the Trust for the iShares MSCI Funds is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.16)	Amendment to Sublicense Agreement between BTC[1] and the Trust for the iShares MSCI Funds is incorporated herein by reference to Post-Effective Amendment No. 491, filed December 20, 2010 (“PEA No. 491”).

(h.17)	Sublicense Agreement between BTC[1] and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.18)	Sublicense Agreement, dated June 1, 2002, between BTC[1] and the Trust for Barclays Capital Funds is incorporated herein by reference to Exhibit (h.12) to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.19)	Sublicense Agreement, dated October 30, 2007, between BTC[1]and the Trust for iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund is incorporated herein by reference to Exhibit (h.24) to Post-Effective Amendment No. 114, filed November 9, 2007 (“PEA No. 114”).

(h.20)	Sublicense Agreement, dated January 1, 2001, between BTC[1] and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.21)	Sublicense Agreement, dated October 1, 2003, between BTC[1] and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.22)	Sublicense Agreement, dated March 4, 2004, between BTC[1] and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.23)	Sublicense Agreement, dated March 1, 2004, between BTC[1] and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.24)	Sublicense Agreement, dated April 1, 2004, between BTC[1] and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.25)	Sublicense Agreement, dated September 16, 2004, between BTC[1] and the Trust for iShares KLD Select SocialSM Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.26)	Exhibit A to the Sublicense Agreement between BTC[1] and the Trust for iShares KLD 400 Social Index Fund is incorporated herein by reference to Exhibit (h.31) to PEA No. 114.

(h.27)	Amendment to Sublicense Agreement between BTC[1] and the Trust for iShares Barclays Capital Funds is incorporated herein by reference to PEA No. 491.

(h.28)	Exhibit A to the Sublicense Agreement between BTC[1] and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 93, filed July 30, 2007.

(h.29)	Sublicense Agreement, dated October 30, 2007, between BTC[1] and the Trust for FTSE/NAREIT Funds is incorporated herein by reference to Exhibit (h.35) to PEA No. 114.

(h.30)	Amendment to Sublicense Agreement between BTC[1] and the Trust for FTSE/NAREIT Funds to be filed by amendment.

(h.31)	Sublicense Agreement, dated September 19, 2007, between BTC[1] and the Trust for iShares JPMorgan USD Emerging Markets Bond Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 101, filed September 27, 2007.

(h.32)	Sublicense Agreement, dated December 8, 2009, between BTC and the Trust for BofA Merrill Lynch Funds is incorporated herein by reference to Post-Effective Amendment No. 444, filed June 28, 2010.

(h.33)	Amendment to Sublicense Agreement between BTC and the Trust for BofA Merrill Lynch Funds is incorporated herein by reference to Exhibit (h.40) to Post-Effective Amendment No. 537 filed May 16, 2011.

(i)	Legal Opinion and Consent of Richards, Layton & Finger P.A. to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l.1)	Subscription Agreement, dated April 20, 2000, between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2)	Letter of Representations, dated April 14, 2000, between the Trust and the Depository Trust Company is incorporated herein by reference to PEA No. 2.

(l.3)	Amendment of Letter of Representations between the Trust and the Depository Trust Company for iShares Nasdaq Biotechnology Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	Code of Ethics for Fund Access Persons is incorporated herein by reference to PEA No. 751.

(p.2)	Advisory Employee Investment Transaction Policy for BlackRock Affiliated Companies is incorporated herein by reference to PEA No. 751.

(p.3)	Code of Ethics for BRIL is incorporated herein by reference to PEA No. 722.

(q)	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan, Jack Gee and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 717, filed March 8, 2012 (“PEA No. 717”).

[1]	Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A.

Item 29. Persons Controlled By or Under Common Control with Registrant:

None.

Item 30. Indemnification:

The Trust (also referred to in this section as the “Fund”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Amended and Restated By-Laws provides that the Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a trustee, officer, or employee of a corporation, partnership, association, joint venture, trust, or other enterprise, against any liability asserted against and incurred by such Covered Person or employee in any such capacity or arising out of his or her status as such, whether or not the trustees would have the power to indemnify him or her against such liability. The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any trustee or officer of the Trust against any liability to the Trust or its Shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Master Services Agreement provides that State Street will indemnify, defend and hold harmless the applicable Fund, its Affiliates, and its respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) breach by State Street or any State Street Personnel of any of its data protection, information security or confidentiality obligations hereunder or under a Service Module to which such Fund is a signatory; (b) any claim of infringement or misappropriation of any Intellectual Property Right alleged to have occurred because of systems or other Intellectual Property provided by or on behalf of State Street or based upon the performance of the Services (collectively, the “State Street Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from; (i) changes made by any Fund or by a third party at the direction of a Fund to the State Street Infringement Items; (ii) changes to the State Street Infringement Items recommended by State Street and not made due to a request from any Fund, provided that State Street has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of the State Street Infringement Items with products or services not provided or approved in writing by State Street, except to the extent such combination arises out of any Fund’s use of the State Street Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event of a knowing infringement by State Street); or (v) use by a Fund of any of the State Street Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement or any Service Module; (c) any claim or action by, on behalf of, or related to, any prospective, then-current or former employees of State Street, arising from or in connection with a Service Module to which a Fund is a signatory, including: (i) any claim arising under occupational health and safety, worker’s compensation, ERISA or other applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of State Street; (iii) any claim relating to any violation by employees of State Street, or its respective officers, directors, employees, representatives or agents, of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then-current or former employees of State Street; (d) the failure by State Street to obtain, maintain, or comply with any governmental approvals as required under the Master Services Agreement and/or a Service Module to which such Fund is a signatory or such other failures as otherwise agreed by the Parties from time to time; (e) claims by third parties arising from claims by governmental authorities against such Customer for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with State Street’s failure to perform its responsibilities under the Master Services Agreement or any Service Module (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (f) claims by clients of State Street relating to services, products or systems provided by State Street or a Subcontractor to such client(s) in a shared or leveraged environment; (g) any claim initiated by an Affiliate or potential or actual Subcontractor of State Street asserting rights in connection with a Service Module to which such Fund is a signatory; or (h) other claims as otherwise agreed by the Parties from time to time.

Section 8.02 of the Distribution Agreement between Registrant and BRIL provides as follows:

The Distribution Agreement provides that BRIL agrees to indemnify and hold harmless the Trust, each of its trustees, officers, employees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act (collectively, the “Company Indemnified Parties”) from and against any and all losses to which the Company Indemnified Parties become subject, arising out of or based upon (i) any untrue statement or alleged untrue statement of a material fact contained in the Prospectus or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, in reliance upon and in conformity with written information furnished to the Company by BRIL about BRIL expressly for use therein; (ii) any breach of any representation, warranty or covenant made by BRIL in the Distribution Agreement; and (iii) the actions or omissions of any person acting under the supervision of BRIL in providing services under the Distribution Agreement; provided, however, that BRIL shall not be liable in any such case to the extent that any loss arises out of or is based upon (A) the Trust’s own willful misfeasance, willful misconduct or gross negligence or the Trust’s reckless disregard of its obligations under the Distribution Agreement or (B) the Trust’s material breach of the Distribution Agreement.

The Authorized Participant Agreement provides that the Authorized Participant (the “Participant”) agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Amended and Restated Securities Lending Agency Agreement provides that BTC shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BFA and any investment adviser for the Funds from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BTC, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BTC’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BTC.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser:

The Trust is advised by BFA, an indirect wholly owned subsidiary of BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BFA consist primarily of persons who during the past two years have been active in the investment management business. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information as to the executive officers and directors of BFA is included in its Form ADV initially filed with the SEC (File No. 801-22609) on November 15, 1984 and updated thereafter and is incorporated herein by reference.

BlackRock International Limited (“BIL”) acts as sub-adviser for a number of affiliated registered investment companies advised by BlackRock Advisors, LLC. The address of each of these registered investment companies is 100 Bellevue Parkway, Wilmington, Delaware 19809. The address of BIL is 40 Torphichen Street, Edinburgh, EH3 8JB, United Kingdom. The list required by this Item 31 about officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 32. Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

BRIL, the distributor of certain funds, acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including certain funds of the Registrant:

BBIF Government Securities Fund	BlackRock Multi-State Municipal Series Trust
BBIF Money Fund	BlackRock Municipal Bond Fund, Inc.
BBIF Tax-Exempt Fund	BlackRock Municipal Series Trust
BBIF Treasury Fund	BlackRock Natural Resources Trust
BIF Government Securities Fund	BlackRock Pacific Fund, Inc.
BIF Money Fund	BlackRock Series Fund, Inc.
BIF Multi-State Municipal Series Trust	BlackRock Series, Inc.
BIF Tax-Exempt Fund	BlackRock Short-Term Bond Series, Inc.
BIF Treasury Fund	BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Value Opportunities Fund, Inc.
BlackRock Basic Value Fund, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Bond Allocation Target Shares	BlackRock World Income Fund, Inc.
BlackRock Bond Fund, Inc.	FDP Series, Inc.
BlackRock California Municipal Series Trust	Funds For Institution Series
BlackRock Capital Appreciation Fund, Inc.	iShares, Inc.
BlackRock Equity Dividend Fund	iShares MSCI Russia Capped Index Fund, Inc.
BlackRock EuroFund	iShares Sovereign Screened Global Bond Fund, Inc.
BlackRock Financial Institutions Series Trust	iShares U.S. ETF Trust
BlackRock Focus Growth Fund, Inc.	Managed Account Series
BlackRock Focus Value Fund, Inc.	Master Basic Value LLC
BlackRock Funds	Master Bond LLC
BlackRock Funds II	Master Focus Growth LLC
BlackRock Funds III	Master Government Securities LLC
BlackRock Global Allocation Fund, Inc.	Master Institutional Money Market LLC
BlackRock Global Dynamic Equity Fund	Master Investment Portfolio
BlackRock Global Emerging Markets Fund, Inc.	Master Large Cap Series LLC
BlackRock Global Growth Fund, Inc.	Master Money LLC
BlackRock Global SmallCap Fund, Inc.	Master Tax-Exempt LLC
BlackRock Healthcare Fund, Inc.	Master Treasury LLC
BlackRock Index Funds, Inc.	Master Value Opportunities LLC
BlackRock International Value Trust	Quantitative Master Series LLC
BlackRock Large Cap Series Funds, Inc.	Ready Assets Prime Money Fund
BlackRock Latin America Fund, Inc.	Ready Assets U.S.A. Government Money Fund
BlackRock Liquidity Funds	Ready Assets U.S. Treasury Money Fund
BlackRock Master LLC	Retirement Series Trust
BlackRock Mid Cap Value Opportunities Series, Inc.	Short-Term Bond Master LLC

BRIL also acts as the principal underwriter or placement agent, as applicable, for the following closed-end registered investment company:

BlackRock Fixed Income Value Opportunities

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b)	Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 55 East 52nd Street, New York, NY 10055.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Laurence Fink	Chairman and Member, Board of Managers	None
Francis Porcelli	Chief Executive Officer and Managing Director	None
Anne F. Ackerley	Managing Director	None
Matthew Mallow	General Counsel, Secretary and Senior Managing Director	None
Rick Froio	Chief Compliance Officer and Assistant Secretary	None
Paul Greenberg	Chief Financial Officer, Treasurer and Managing Director	None
John Blevins	Managing Director and Assistant Secretary	None
Lisa Hill	Managing Director	None
Brenda Sklar	Managing Director	None
Richard Turnill	Managing Director (FSA approved)	None
Daniel Adams	Vice President	None
Stephen Hart	Vice President and Assistant Secretary	None
Robert Fairbairn	Chief Executive Officer and Senior Managing Director	None
Harris Oliner	Secretary and Managing Director	None
Sally George	Managing Director	None
Joseph Craven	Managing Director	None
Chris Nugent	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records:

(a)	The Trust maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules there under (collectively, the “Records”) at the offices of State Street, 200 Clarendon Street, Boston, MA 02116.

(b)	BFA maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA, 94105.

(c)	BRIL maintains all Records relating to its services as distributor of certain Funds at 525 Washington Boulevard, Suite 1405, Jersey City, NJ 07310.

(d)	State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 34. Management Services:

Not applicable.

Item 35. Undertakings:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 755 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 9th day of August 2012.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date:	August 9, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 755 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee
Date:	August 9, 2012

John E. Martinez*
Trustee
Date:	August 9, 2012

George G. C. Parker*
Trustee
Date:	August 9, 2012

Cecilia H. Herbert*
Trustee
Date:	August 9, 2012

Charles A. Hurty*
Trustee
Date:	August 9, 2012

John E. Kerrigan*
Trustee
Date:	August 9, 2012

Robert H. Silver*
Trustee
Date:	August 9, 2012

Robert S. Kapito*
Trustee
Date:	August 9, 2012

Madhav V. Rajan*
Trustee
Date:	August 9, 2012

/s/ Jack Gee
Jack Gee
Treasurer
Date:	August 9, 2012

/s/ Jack Gee
*	By: Jack Gee
Attorney-in-fact
Date:	August 9, 2012

*	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 717.